UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

September 30, 2022

Nuveen Municipal Closed-End Funds

Semiannual Report

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VALUE NO BANK GUARANTEE

Chair’s Letter
to Shareholders

Dear Shareholders,

The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.

Inflation has surged partially due to COVID supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May and 0.75% in June, July, September and November 2022 followed, bringing the target fed funds rate to a range of 3.75% to 4.00%. Additional rate hikes are expected in the coming months, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. After contracting in the first half of 2022, U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s first estimate. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.

While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth
Chair of the Board
November 18, 2022

Important Notices

For Shareholders of
Nuveen Select Maturities Municipal Fund (NIM)
Nuveen Select Tax-Free Income Portfolio (NXP)

Portfolio Manager Commentaries in Semiannual Shareholder Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2022 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds' distributions is current as of September 30, 2022.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.

During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NIM	NXP
April	$0.0210	$0.0455
May	0.0210	0.0455
June	0.0210	0.0455
July	0.0225	0.0455
August	0.0225	0.0455
September	0.0225	0.0455
Total Distributions from Net Investment Income	$0.1305	$0.2730

Yields	NIM	NXP
Market Yield*	3.05%	4.19%
Taxable-Equivalent Yield*	5.15%	7.01%

*	Market Yield is based on the Fund’s current annualized monthly distribution dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 40.8%. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/ or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2022, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of September 30, 2022, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NIM	NXP
Common shares cumulatively repurchased and retired	0	0
Common shares authorized for repurchase	1,240,000	1,655,000

OTHER COMMON SHARE INFORMATION

As of September 30, 2022, the Funds’ common share prices were trading at a premium/(discount) to their common share NAV, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NIM	NXP
Common share NAV	$9.61	$13.83
Common share price	$8.86	$13.04
Premium/(Discount) to NAV	(7.80)%	(5.71)%
Average premium/(discount) to NAV	(6.88)%	(4.72)%

NIM	Nuveen Select Maturities Municipal Fund
Performance Overview and Holding Summaries September 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Fund Performance and Expense Ratios*

			Total Returns as of
			September 30, 2022
		Cumulative	Average Annual
	Inception
	Date	6-Month	1-Year	5-Year	10-Year
NIMF at Common Share NAV	9/18/92	(5.10)%	(8.85)%	1.14%	2.05%
NIMF at Common Share Price	9/18/92	(6.21)%	(16.24)%	0.03%	0.81%
S&P Municipal Bond Intermediate Index	—	(4.85)%	(9.64)%	0.74%	1.79%

*	For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Holdings Summaries as of September 30, 2022

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	93.8%
Common Stocks	4.2%
Asset-Backed and Mortgage-
Backed Securities	0.2%
Other Assets Less Liabilities	1.8%
Net Assets	100%

Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed	5.4%
AAA	5.5%
AA	26.6%
A	26.0%
BBB	18.0%
BB or Lower	5.9%
N/R (not rated)	8.4%
N/A (not applicable)	4.2%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	15.5%
Utilities	13.6%
Tax Obligation/General	13.2%
Health Care	13.2%
Tax Obligation/Limited	12.7%
Housing/Single Family	8.1%
U.S. Guaranteed	5.4%
Other	13.9%
Common Stocks	4.2%
Asset-Backed and Mortgage-
Backed Securities	0.2%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Illinois	12.8%
California	8.4%
Ohio	6.4%
New Jersey	6.1%
Texas	5.9%
Pennsylvania	5.1%
New York	4.8%
Wisconsin	3.3%
Florida	3.2%
Louisiana	3.1%
Colorado	3.0%
Puerto Rico	2.5%
Michigan	2.5%
Oklahoma	2.2%
Kentucky	2.1%
Arizona	2.1%
Indiana	1.9%
Alabama	1.8%
Washington	1.7%
Georgia	1.6%
Hawaii	1.5%
North Carolina	1.5%
Oregon	1.4%
Tennessee	1.3%
Virginia	1.3%
Other	12.5%
Total	100%

1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

NXP	Nuveen Select Tax-Free Income Portfolio
Performance Overview and Holding Summaries September 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Fund Performance and Expense Ratios*

			Total Returns as of
			September 30, 2022
		Cumulative	Average Annual
	Inception
	Date	6-Month	1-Year	5-Year	10-Year
NXP at Common Share NAV	3/19/92	(6.86)%	(12.27)%	1.32%	2.95%
NXP at Common Share Price	3/19/92	(7.84)%	(22.12)%	0.91%	1.83%
S&P Municipal Bond Index	—	(6.32)%	(10.81)%	0.68%	1.87%

*	For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Holdings Summaries as of September 30, 2022

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	98.0%
Common Stocks	1.1%
Other Assets Less Liabilities	1.1%
Net Assets Plus Borrowings	100.2%
Borrowings	(0.2)%
Net Assets	100%

Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed	12.6%
AAA	2.9%
AA	35.8%
A	22.9%
BBB	12.2%
BB or Lower	1.7%
N/R (not rated)	10.8%
N/A (not applicable)	1.1%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	26.6%
Tax Obligation/General	18.9%
Transportation	16.6%
U.S. Guaranteed	12.7%
Health Care	9.9%
Education and Civic
Organizations	8.5%
Utilities	4.0%
Other	1.7%
Common Stocks	1.1%
Total	100%

States and Territories[1]
(% of total municipal bonds)
California	19.3%
Illinois	8.9%
Texas	7.7%
Colorado	6.9%
Massachusetts	5.8%
New Jersey	5.7%
Washington	5.4%
Connecticut	5.1%
Arizona	3.3%
Oregon	3.0%
Florida	3.0%
New York	2.7%
District of Columbia	2.3%
Indiana	2.3%
Missouri	2.2%
Puerto Rico	2.0%
Guam	1.9%
Idaho	1.6%
Wisconsin	1.1%
Pennsylvania	1.1%
Other	8.7%
Total	100%

1	See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Shareholder Meeting Report

The annual meeting of shareholders was held on August 5, 2022 for NIM and NXP. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the shareholders were asked to elect Board members.

	NIM	NXP
	Common	Common
	Shares	Shares
Approval of the Board Members was reached as follows:
William C. Hunter
For	9,818,290	38,171,801
Withhold	184,848	1,339,391
Total	10,003,138	39,511,192
Judith M. Stockdale
For	9,834,465	38,264,162
Withhold	168,673	1,247,030
Total	10,003,138	39,511,192
Carole E. Stone
For	9,807,531	38,321,536
Withhold	195,607	1,189,656
Total	10,003,138	39,511,192
Margaret L. Wolff
For	9,872,242	38,466,616
Withhold	130,896	1,044,576
Total	10,003,138	39,511,192

NIM	Nuveen Select Maturities Municipal Fund
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 98.2%
	MUNICIPAL BONDS - 93.8%
	Alabama - 1.7%
$85	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax	7/28 at 100.00	Aa3	$78,394
	Bonds, Series 2018A, 4.000%, 7/01/37
215	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,	9/23 at 100.31	A2	214,630
	Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
345	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,	9/31 at 100.53	Aa2	332,035
	Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
120	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,	3/27 at 100.17	Aa1	118,919
	Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
625	Mobile Industrial Development Board, Alabama, Pollution Control	No Opt. Call	A1	619,719
	Revenue Refunding Bonds, Alabama Power Company Barry Plan,
	Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
100	Mobile Spring Hill College Educational Building Authority, Alabama,	4/25 at 100.00	N/R	99,319
	Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
	4/15/27
135	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone	No Opt. Call	BBB	125,717
	Revenue Bonds, International Paper Company Project, Refunding
	Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
260	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue	3/24 at 100.29	A1	259,376
	Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
	(Mandatory Put 6/01/24)
184	Tuscaloosa County Industrial Development Authority, Alabama, Gulf	5/29 at 100.00	N/R	159,481
	Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
	2019A, 4.500%, 5/01/32, 144A
2,069	Total Alabama			2,007,590
	Alaska - 0.4%
370	Alaska Housing Finance Corporation, Mortgage Revenue Bonds,	6/29 at 100.00	AA+	268,058
	General Series 2020A-II, 2.000%, 12/01/35
100	Alaska Housing Finance Corporation, Mortgage Revenue Bonds,	12/30 at 100.00	AA+	72,288
	General Series 2022A-II, 2.350%, 12/01/39
150	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series	12/30 at 100.00	AA+	111,513
	2022B-1, 2.150%, 6/01/36
110	Northern Tobacco Securitization Corporation, Alaska, Tobacco	6/31 at 30.73	N/R	9,867
	Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%,
	6/01/66
730	Total Alaska			461,726
	Arizona - 2.0%
120	Arizona State, Certificates of Participation, Refunding Series 2019A,	No Opt. Call	Aa2 (4)	129,864
	5.000%, 10/01/27, (ETM)
600	Chandler Industrial Development Authority, Arizona, Industrial	No Opt. Call	A+	593,934
	Development Revenue Bonds, Intel Corporation Project, Series 2005,
	2.400%, 12/01/35, (Mandatory Put 8/14/23)
135	Chandler Industrial Development Authority, Arizona, Industrial	No Opt. Call	A+	133,334
	Development Revenue Bonds, Intel Corporation Project, Series 2007,
	2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$375	Chandler Industrial Development Authority, Arizona, Industrial	6/24 at 100.00	A+	$379,777
	Development Revenue Bonds, Intel Corporation Project, Series 2019,
	5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
135	Pima County Industrial Development Authority, Arizona, Revenue	3/23 at 100.00	A-	135,377
	Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%,
	9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas
	Revenue Bonds, Citigroup Energy Inc Prepay Contract
	Obligations, Series 2007:
245	5.000%, 12/01/32	No Opt. Call	A3	247,012
730	5.000%, 12/01/37	No Opt. Call	A3	719,254
2,340	Total Arizona			2,338,552
	Arkansas - 0.3%
100	Arkansas Development Finance Authority, Arkansas, Environmental	9/25 at 105.00	BB	90,471
	Improvement Revenue Bonds, United States Steel Corporation, Green
	Series 2022, 5.450%, 9/01/52, (AMT), 144A
265	Arkansas Development Finance Authority, Revenue Bonds, Baptist	3/27 at 100.00	BBB+	276,578
	Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
	(Mandatory Put 9/01/27)
365	Total Arkansas			367,049
	California - 7.8%
100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco	10/25 at 100.00	AA	95,710
	Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45,
	(Mandatory Put 4/01/26)
95	California County Tobacco Securitization Agency, Tobacco Settlement	No Opt. Call	A	99,346
	Asset-Backed Bonds, Los Angeles County Securitization Corporation,
	Series 2020A, 5.000%, 6/01/30
390	California Health Facilities Financing Authority, Revenue Bonds, El	2/27 at 100.00	AA	388,382
	Camino Hospital, Series 2017, 3.750%, 2/01/32
	California Health Facilities Financing Authority, Revenue
	Bonds, Providence Saint Joseph Health, Term Rate Series
	2019C:
15	5.000%, 10/01/39, (Mandatory Put 10/01/25)	10/25 at 100.00	A+	15,516
10	5.000%, 10/01/39, (Pre-refunded 10/01/25)	10/25 at 100.00	N/R (4)	10,517
134	California Housing Finance Agency, Municipal Certificate Revenue	No Opt. Call	BBB+	127,463
	Bonds, Class A Series 2019-2, 4.000%, 3/20/33
98	California Housing Finance Agency, Municipal Certificate Revenue	No Opt. Call	BBB	84,601
	Bonds, Class A Series 2021-3, 3.250%, 8/20/36
275	California Municipal Finance Authority, Charter School Revenue	7/26 at 100.00	BB	271,722
	Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
	7/01/31, 144A
1,040	California Municipal Finance Authority, Revenue Bonds, Linxs APM	6/28 at 100.00	AA	894,660
	Project, Senior Lien Series 2018A, 3.250%, 12/31/32 - AGM Insured,
	(AMT)
105	California Pollution Control Financing Authority, Solid Waste Disposal	No Opt. Call	A-	102,419
	Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2,
	3.125%, 11/01/40, (AMT), (Mandatory Put 11/03/25)
290	California Pollution Control Financing Authority, Solid Waste Disposal	No Opt. Call	A-	284,734
	Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
	7/01/25, (AMT)
205	California Pollution Control Financing Authority, Solid Waste Disposal	No Opt. Call	A-	198,657
	Revenue Bonds, Waste Management, Inc. Project, Refunding Series
	2015B-1, 3.000%, 11/01/25, (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$150	California Statewide Communities Development Authority, California,	12/24 at 100.00	BB	$152,358
	Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
	5.250%, 12/01/29
	California Statewide Communities Development
	Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2018A:
710	5.000%, 12/01/27, 144A	No Opt. Call	BB	714,225
30	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	29,273
175	California Statewide Communities Development Authority, Revenue	No Opt. Call	AA-	190,516
	Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
	(Mandatory Put 11/01/29)
265	California Statewide Community Development Authority, Revenue	No Opt. Call	AA-	288,667
	Bonds, Kaiser Permanente System, Variable Rate Demand Obligation
	Series 2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
100	CSCDA Community Improvement Authority, California, Essential	7/32 at 100.00	N/R	71,162
	Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
	Series 2021A-1, 3.000%, 7/01/43, 144A
200	CSCDA Community Improvement Authority, California, Essential	12/31 at 100.00	N/R	143,468
	Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
	2021A-1, 2.650%, 12/01/46, 144A
250	Delano, California, Certificates of Participation, Delano Regional Medical	1/23 at 100.00	N/R (4)	250,970
	Center, Series 2012, 5.000%, 1/01/24, (Pre-refunded 1/01/23)
1,120	Golden State Tobacco Securitization Corporation, California, Tobacco	12/31 at 27.75	N/R	98,347
	Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
	0.000%, 6/01/66
100	Lake Elsinore Public Financing Authority, California, Local Agency	9/24 at 100.00	N/R	101,357
	Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
	5.000%, 9/01/32
105	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,	10/22 at 100.00	AA	105,068
	Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
	AGM Insured
1,000	Mount San Antonio Community College District, Los Angeles County,	2/28 at 100.00	Aa1	1,053,680
	California, General Obligation Bonds, Election of 2008, Series 2013A,
	0.000%, 8/01/28 (5)
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series	No Opt. Call	AA	1,788,260
	2009A, 0.000%, 8/01/25 - AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue	6/23 at 100.00	A (4)	35,616
	Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
	6/01/23)
100	San Diego Association of Governments, California, Capital Grants	11/26 at 100.00	A-	88,736
	Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
	Series 2019B, 1.800%, 11/15/27
2,000	San Diego Community College District, California, General Obligation	No Opt. Call	AAA	1,047,500
	Bonds, Refunding Series 2011, 0.010%, 8/01/37
415	San Joaquin Hills Transportation Corridor Agency, Orange County,	1/25 at 100.00	A- (4)	431,276
	California, Toll Road Revenue Bonds, Refunding Senior Lien Series
	2014A, 5.000%, 1/15/29, (Pre-refunded 1/15/25)
215	Washington Township Health Care District, California, Revenue Bonds,	No Opt. Call	Baa2	218,954
	Refunding Series 2015A, 5.000%, 7/01/25
11,727	Total California			9,383,160
	Colorado - 2.8%
750	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior	12/27 at 100.00	A-	741,488
	Series 2017, 4.000%, 6/30/30, (AMT)

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$460	Colorado Health Facilities Authority, Colorado, Revenue Bonds,	2/26 at 100.00	BBB+	$471,863
	CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
	Put 8/01/26)
300	Colorado Health Facilities Authority, Colorado, Revenue Bonds,	9/26 at 100.00	Baa1	203,940
	Parkview Medical Center, Series 2016, 3.125%, 9/01/42
10	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL	No Opt. Call	AA-	10,462
	Health System, Refunding Series 2019A, 5.000%, 1/01/26
35	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters	1/24 at 100.00	AA- (4)	35,961
	of Charity of Leavenworth Health Services Corporation, Series 2013A,
	5.500%, 1/01/35, (Pre-refunded 1/01/24)
100	Colorado Housing and Finance Authority, Single Family Mortgage	5/30 at 100.00	AAA	66,788
	Bonds, Class I Series 2021H, 2.000%, 5/01/42
100	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue	12/23 at 103.00	N/R	99,880
	Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
	5.250%, 12/01/39, 144A
	E-470 Public Highway Authority, Colorado, Senior
	Revenue Bonds, Series 2000B:
335	0.010%, 9/01/29 - NPFG Insured	No Opt. Call	A	251,126
380	0.000%, 9/01/33 - NPFG Insured	No Opt. Call	A	230,037
500	Falcon Area Water and Wastewater Authority (El Paso County, Colorado),	9/27 at 103.00	N/R	451,160
	Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
	Regional Transportation District, Colorado, Private Activity
	Bonds, Denver Transit Partners Eagle P3 Project, Series
	2020A:
100	5.000%, 1/15/31	No Opt. Call	A-	102,803
100	4.000%, 7/15/40	No Opt. Call	A-	87,265
100	Southlands Metropolitan District 1, Colorado, Limited Tax General	No Opt. Call	Ba1	91,122
	Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
500	West Globeville Metropolitan District 1, Denver, Colorado, General	12/29 at 103.00	N/R	468,860
	Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
3,770	Total Colorado			3,312,755
	Connecticut - 1.1%
370	Connecticut Health and Educational Facilities Authority, Revenue Bonds,	1/30 at 100.00	A+	339,686
	Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds,	No Opt. Call	BBB+	48,336
	Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds,	No Opt. Call	AAA	93,885
	Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put
	7/01/26)
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds,	No Opt. Call	AAA	195,052
	Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory Put
	7/03/23)
160	Connecticut Health and Educational Facilities Authority, Revenue	1/24 at 100.00	AA-	155,049
	Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
	(Mandatory Put 7/01/24)
85	Connecticut Housing Finance Authority, Housing Mortgage Finance	5/30 at 100.00	AAA	58,435
	Program Bonds, Series 2020E-3, 1.850%, 5/15/38
450	Connecticut Housing Finance Authority, Housing Mortgage Finance	11/31 at 100.00	Aaa	427,761
	Program Bonds, Social Series 2022C-1, 4.250%, 11/15/37
1,415	Total Connecticut			1,318,204

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Delaware - 0.3%
$210	Delaware Economic Development Authority, Exempt Facility Revenue	10/25 at 100.00	BBB-	$187,807
	Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
	10/01/45, (Mandatory Put 10/01/25)
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke	7/23 at 100.00	AA- (4)	172,305
	Memorial Hospital, Series 2013, 5.000%, 7/01/28, (Pre-refunded
	7/01/23)
380	Total Delaware			360,112
	District of Columbia - 0.5%
120	District of Columbia Student Dormitory Revenue Bonds, Provident	10/22 at 100.00	BB-	120,035
	Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
150	District of Columbia Tobacco Settlement Corporation, Tobacco	No Opt. Call	A-	153,241
	Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
250	Metropolitan Washington Airports Authority, D.C, Dulles Toll Road	10/31 at 100.00	A1	215,370
	Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
	Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
	Insured
165	Washington Metropolitan Area Transit Authority, District of Columbia,	7/31 at 100.00	AA	164,878
	Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/34
685	Total District of Columbia			653,524
	Florida - 3.0%
80	Alachua County Health Facilities Authority, Florida, Health Facilties	6/26 at 100.00	A	83,397
	Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
	University of Florida Project, Refunding Series 2019B-2, 5.000%,
	12/01/37, (Mandatory Put 12/01/26)
175	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding	No Opt. Call	AA	166,679
	Various Areas Series 2017, 3.000%, 9/01/28 - AGM Insured
400	Citizens Property Insurance Corporation, Florida, Coastal Account	12/24 at 100.00	AA	412,696
	Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
	Collier County Educational Facilities Authority, Florida,
	Revenue Bonds, Hodges University, Refunding Series
	2013:
15	4.750%, 11/01/23, (ETM)	No Opt. Call	N/R (4)	15,126
370	6.000%, 11/01/33, (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	380,704
300	Florida Development Finance Corporation, Florida, Surface	1/24 at 107.00	N/R	259,287
	Transportation Facility Revenue Bonds, Brightline Passenger Rail
	Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
	Florida Development Finance Corporation, Florida,
	Surface Transportation Facility Revenue Bonds, Virgin
	Trains USA Passenger Rail Project, Series 2019A:
425	6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A	10/22 at 102.00	N/R	404,387
665	6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A	10/22 at 103.00	N/R	608,635
575	6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A	10/22 at 103.00	N/R	489,883
375	Florida Development Finance Corporation, Revenue Bonds, Brightline	10/22 at 100.00	N/R	366,116
	Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
	(AMT), (Mandatory Put 10/03/23), 144A
50	Florida Housing Finance Corporation, Homeowner Mortgage Revenue	1/28 at 100.00	Aaa	48,545
	Bonds, Series 2018-2, 3.750%, 7/01/33
100	Florida Housing Finance Corporation, Homeowner Mortgage Revenue	7/30 at 100.00	Aaa	67,858
	Bonds, Social Series 2021-2, 2.050%, 7/01/41
15	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three	No Opt. Call	AA	16,083
	2020A, 5.000%, 10/01/27

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$90	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue	12/24 at 100.00	N/R (4)	$93,255
	Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
	5.000%, 12/01/31, (Pre-refunded 12/01/24)
100	Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida	No Opt. Call	N/R	83,841
	Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
155	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.	9/30 at 86.77	A+	85,273
	Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
3,890	Total Florida			3,581,765
	Georgia - 1.5%
250	Georgia Housing and Finance Authority, Single Family Mortgage Bonds,	6/29 at 100.00	AAA	213,157
	Series 2020A, 2.600%, 12/01/32
1,000	Georgia State, General Obligation Bonds, Series 2021A, 5.000%,	No Opt. Call	AAA	1,080,780
	7/01/27
265	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,	9/24 at 100.43	Aa2	267,730
	Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
200	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,	5/27 at 100.81	BBB-	188,268
	Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
40	Private Colleges and Universities Authority, Georgia, Revenue Bonds,	No Opt. Call	AA	41,992
	Emory University, Series 2020B, 5.000%, 9/01/25
1,755	Total Georgia			1,791,927
	Guam - 0.3%
	Guam A.B. Won Pat International Airport Authority,
	Revenue Bonds, Series 2013C:
70	6.375%, 10/01/43, (AMT)	10/23 at 100.00	Baa2	71,818
80	6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT)	10/23 at 100.00	Baa2 (4)	82,077
140	Guam Government Waterworks Authority, Water and Wastewater	7/23 at 100.00	A- (4)	142,407
	System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
	7/01/23)
290	Total Guam			296,302
	Hawaii - 1.4%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue	7/23 at 100.00	BB	201,010
	Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27, 144A
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue	No Opt. Call	A-	963,050
	Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
	2017A, 3.100%, 5/01/26, (AMT)
20	Hawaii Department of Budget and Finance, Special Purpose Revenue	7/25 at 100.00	AA-	20,764
	Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29
510	HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special	No Opt. Call	A-	500,030
	Purpose Revenue Bonds, Deparment of Budget and Finance of the
	State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
1,730	Total Hawaii			1,684,854
	Idaho - 0.5%
475	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch	No Opt. Call	BBB-	465,248
	Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
170	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special	12/26 at 103.00	N/R	119,942
	Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
645	Total Idaho			585,190

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois - 12.0%
	Bolingbrook, Will and DuPage Counties, Illinois, General
	Obligation Bonds, Refunding Series 2013A:
$170	0.000%, 1/01/30, (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (4)	$120,705
110	0.000%, 1/01/32, (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (4)	70,112
	Cary, Illinois, Special Tax Bonds, Special Service Area 1,
	Refunding Series 2016:
10	2.150%, 3/01/23 - BAM Insured	No Opt. Call	AA	9,928
10	2.350%, 3/01/24 - BAM Insured	No Opt. Call	AA	9,775
25	2.700%, 3/01/26 - BAM Insured	3/25 at 100.00	AA	23,973
25	2.900%, 3/01/28 - BAM Insured	3/25 at 100.00	AA	23,769
65	3.050%, 3/01/30 - BAM Insured	3/25 at 100.00	AA	61,221
	Cary, Illinois, Special Tax Bonds, Special Service Area 2,
	Refunding Series 2016:
15	2.150%, 3/01/23 - BAM Insured	No Opt. Call	AA	14,892
15	2.350%, 3/01/24 - BAM Insured	No Opt. Call	AA	14,663
25	2.700%, 3/01/26 - BAM Insured	3/25 at 100.00	AA	23,973
35	2.900%, 3/01/28 - BAM Insured	3/25 at 100.00	AA	33,277
40	3.050%, 3/01/30 - BAM Insured	3/25 at 100.00	AA	37,674
1,215	Chicago Board of Education, Illinois, Dedicated Capital Improvement	4/27 at 100.00	A-	1,266,346
	Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
750	Chicago Board of Education, Illinois, General Obligation Bonds,	12/27 at 100.00	BB	833,775
	Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
	144A
290	Chicago Board of Education, Illinois, General Obligation Bonds,	12/27 at 100.00	BB	293,396
	Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
200	Chicago Board of Education, Illinois, General Obligation Bonds,	12/27 at 100.00	BB	201,060
	Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
300	Chicago Board of Education, Illinois, General Obligation Bonds,	No Opt. Call	BB	305,364
	Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
310	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International	1/25 at 100.00	A	312,452
	Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33
	Chicago, Illinois, General Obligation Bonds, Refunding
	Series 2016C:
140	5.000%, 1/01/23, (ETM)	No Opt. Call	BBB+ (4)	140,616
60	5.000%, 1/01/23, (ETM)	No Opt. Call	N/R (4)	60,264
225	5.000%, 1/01/24	No Opt. Call	BBB+	227,441
190	5.000%, 1/01/25	No Opt. Call	BBB+	193,412
180	5.000%, 1/01/26	No Opt. Call	BBB+	183,683
55	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,	11/30 at 100.00	AA-	49,409
	11/15/39
590	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding	3/26 at 100.00	AA	579,327
	Series 2017, 3.300%, 3/01/28 - BAM Insured
215	Illinois Finance Authority, Revenue Bonds, Advocate Health Care	No Opt. Call	AA	216,582
	Network, Refunding Series 2008A-2, 4.000%, 11/01/30
300	Illinois Finance Authority, Revenue Bonds, Advocate Health Care	No Opt. Call	AA	302,211
	Network, Series 2008A-1, 4.000%, 11/01/30
1,850	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence	No Opt. Call	AA+	1,862,488
	Health Network, Series 2016C, 4.000%, 2/15/24
560	Illinois Finance Authority, Revenue Bonds, Centegra Health System,	9/24 at 100.00	AA+ (4)	574,398
	Series 2014A, 4.625%, 9/01/39, (Pre-refunded 9/01/24)
280	Illinois Housing Development Authority, Revenue Bonds, Green Series	4/30 at 100.00	Aaa	187,272
	2021B, 2.150%, 10/01/41

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, February Series
	2014:
$320	5.000%, 2/01/24	No Opt. Call	BBB	$324,384
400	5.000%, 2/01/25	2/24 at 100.00	BBB	405,212
325	5.000%, 2/01/26	2/24 at 100.00	BBB	329,115
100	Illinois State, General Obligation Bonds, November Series 2017D,	11/27 at 100.00	BBB	101,969
	5.000%, 11/01/28
400	Illinois State, General Obligation Bonds, Refunding September Series	10/28 at 100.00	BBB	404,616
	2018B, 5.000%, 10/01/32
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	BBB	282,943
240	5.500%, 7/01/26	7/23 at 100.00	BBB	242,405
535	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding	1/26 at 100.00	AA-	556,892
	Senior Lien Series 2016A, 5.000%, 12/01/31
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding	No Opt. Call	AA-	473,058
	Senior Lien Series 2018A, 5.000%, 1/01/26
460	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien	1/26 at 100.00	AA-	474,527
	Series 2015B, 5.000%, 1/01/37
25	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place	12/30 at 100.00	BBB+	24,101
	Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
	North Barrington, Lake County, Illinois, Special Tax Bonds,
	Special Service Area 19, Refunding Series 2019:
365	4.000%, 2/01/28 - BAM Insured	No Opt. Call	AA	375,333
200	4.000%, 2/01/29 - BAM Insured	2/28 at 100.00	AA	205,422
395	4.000%, 2/01/30 - BAM Insured	2/28 at 100.00	AA	405,274
255	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement	No Opt. Call	A	263,321
	Revenue Bonds, Series 2017, 5.000%, 6/01/25
	Southwestern Illinois Development Authority, Health
	Facility Revenue Bonds, Memorial Group, Inc., Series
	2013:
50	7.250%, 11/01/33, (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	52,031
95	7.250%, 11/01/36, (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	98,860
200	7.625%, 11/01/48, (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	208,910
	Springfield, Illinois, Electric Revenue Bonds, Refunding
	Senior Lien Series 2015:
255	5.000%, 3/01/33	3/25 at 100.00	A	261,594
160	5.000%, 3/01/34 - AGM Insured	3/25 at 100.00	AA	164,175
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate	No Opt. Call	A	500,260
	Revenue Source, Series 2012, 4.000%, 11/01/22
14,265	Total Illinois			14,387,860
	Indiana - 1.8%
170	Indiana Finance Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	N/R	171,610
	Earlham College, Refunding Series 2013, 5.000%, 10/01/32
80	Indiana Finance Authority, Environmental Facilities Revenue Bonds,	No Opt. Call	A2	67,863
	Indianapolis Power & Light Company Project, Refunding Series 2020A,
	0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
500	Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy	6/27 at 100.00	A2	486,130
	Indiana, Inc. Project, Refunding Series 2009A-1, 4.500%, 5/01/35,
	(AMT), (Mandatory Put 6/01/32)
10	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA	No Opt. Call	AA	10,349
	Authority Project, Series 2014A, 5.000%, 10/01/24
30	Indiana Housing and Community Development Authority, Single Family	7/30 at 100.00	Aaa	20,357
	Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$350	Indiana Housing and Community Development Authority, Single Family	7/30 at 100.00	Aaa	$232,285
	Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds,	10/24 at 100.00	A+	144,589
	Refunding First Lien Series 2014A, 5.000%, 10/01/31
250	Vanderburgh County,Indiana, Redevelopment District Tax Increment	8/24 at 100.00	A	257,318
	Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29
100	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP	No Opt. Call	A2	102,722
	Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
	12/01/44, (AMT), (Mandatory Put 6/05/26)
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products	No Opt. Call	A2	600,456
	North America Inc. Project, Series 2015, 5.000%, 11/01/45, (AMT),
	(Mandatory Put 11/01/22)
2,230	Total Indiana			2,093,679
	Iowa - 0.2%
200	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,	12/29 at 103.00	BBB-	181,824
	Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
	12/01/50, (Mandatory Put 12/01/32)
100	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social	7/30 at 100.00	AAA	68,733
	Series 2021B, 2.200%, 7/01/41
300	Total Iowa			250,557
	Kansas - 0.1%
100	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax	3/29 at 103.00	N/R	92,657
	Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
	2022, 5.750%, 9/01/39, 144A
	Kentucky - 2.0%
30	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital	2/30 at 100.00	BBB+	25,919
	Corporation d/b/a King's Daughters Medical Center Project,
	Refunding Series 2019, 4.000%, 2/01/36
175	Carroll County, Kentucky, Environmental Facilities Revenue Bonds,	6/31 at 100.00	A1	136,852
	Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
	(AMT)
320	Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,	No Opt. Call	N/R	298,038
	Series 2022B, 3.700%, 1/01/32, (AMT)
550	Kentucky Economic Development Finance Authority, Hospital Revenue	6/27 at 100.00	Baa2	561,985
	Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31
225	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series	1/24 at 100.37	A2	224,548
	2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
385	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series	10/24 at 100.24	A2	383,687
	2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
125	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series	11/27 at 100.47	A1	121,680
	2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
150	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series	3/26 at 100.63	A2	148,651
	2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
500	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville	No Opt. Call	A1	404,805
	Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
	(AMT), (Mandatory Put 9/01/27)
25	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-	No Opt. Call	A+ (4)	25,239
	Warren County Community Hospital Corporation, Refunding Series
	2013, 5.000%, 4/01/23, (ETM)

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$25	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-	No Opt. Call	AA-	$26,241
	Warren County Community Hospital Corporation, Refunding Series
	2021A, 5.000%, 4/01/29
2,510	Total Kentucky			2,357,645
	Louisiana - 2.9%
200	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue	12/29 at 100.00	BB	194,046
	Bonds, Lake Charles Memorial Hospital, Refunding Series 2019,
	5.000%, 12/01/39
30	Louisiana Housing Corporation, Single Family Mortgage Revenue	6/30 at 100.00	Aaa	20,904
	Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41
500	Louisiana Housing Corporation, Single Family Mortgage Revenue	6/31 at 100.00	Aaa	451,220
	Bonds, Home Ownership Program, Series 2022A, 3.850%, 12/01/37
525	Louisiana Local Government Environmental Facilities and Community	4/26 at 100.00	A	392,768
	Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana,
	LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
1,000	Louisiana Local Government Environmental Facilities and Community	11/27 at 100.00	BBB	916,630
	Development Authority, Revenue Bonds, Westlake Chemical
	Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
160	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner	5/27 at 100.00	A	164,917
	Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
165	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic	5/26 at 100.00	A	169,810
	Foundation Project, Refunding Series 2016, 5.000%, 5/15/29
415	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic	No Opt. Call	A	424,055
	Foundation Project, Series 2015, 5.000%, 5/15/24
80	Louisiana Stadium and Exposition District, Revenue Refunding Bonds,	7/23 at 100.00	A2	80,410
	Senior Lien Series 2013A, 5.000%, 7/01/29
140	New Orleans, Louisiana, General Obligation Bonds, Refunding Series	No Opt. Call	A+	146,321
	2015, 5.000%, 12/01/25
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,	6/25 at 100.00	A (4)	104,528
	5.000%, 6/01/32, (Pre-refunded 6/01/25)
105	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.	No Opt. Call	BB-	111,921
	Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
	144A
100	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil	No Opt. Call	BBB-	92,791
	Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
	(Mandatory Put 7/01/26)
	Shreveport, Louisiana, Water and Sewer Revenue Bonds,
	Junior Lien Series 2019B:
70	5.000%, 12/01/31 - AGM Insured	12/28 at 100.00	AA	75,254
165	4.000%, 12/01/33 - AGM Insured	12/28 at 100.00	AA	165,698
3,755	Total Louisiana			3,511,273
	Maine - 0.3%
100	Maine Health and Higher Educational Facilities Authority, Revenue	7/30 at 100.00	A+	90,023
	Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/40
105	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,	5/30 at 100.00	AA+	67,301
	Series 2021A, 2.050%, 11/15/41
100	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,	11/30 at 100.00	AA+	68,377
	Series 2022A, 2.400%, 11/15/41
55	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, 5/29 at 100.00		AA+	39,557
	Series 2020D, 2.550%, 11/15/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine (continued)
$140	Maine State Housing Authority, Single Family Mortgage Purchase Bonds,	11/30 at 100.00	AA+	$92,109
	Social Series 2021C, 2.150%, 11/15/41
500	Total Maine			357,367
	Maryland - 0.9%
335	Baltimore, Maryland, Convention Center Hotel Revenue Bonds,	9/27 at 100.00	CCC	319,945
	Refunding Series 2017, 5.000%, 9/01/30
210	Maryland Community Development Administration Department of	3/29 at 100.00	Aa1	173,357
	Housing and Community Development, Residential Revenue Bonds,
	Series 2019C, 2.700%, 9/01/34
220	Maryland Community Development Administration Department of	3/30 at 100.00	Aa1	140,890
	Housing and Community Development, Residential Revenue Bonds,
	Series 2021A, 1.950%, 9/01/41
175	Maryland Community Development Administration Department of	3/30 at 100.00	Aa1	116,458
	Housing and Community Development, Residential Revenue Bonds,
	Series 2021B, 2.100%, 9/01/41
400	Maryland Community Development Administration Department of	9/30 at 100.00	AA+	278,708
	Housing and Community Development, Residential Revenue Bonds,
	Series 2021C, 2.450%, 9/01/41
1,340	Total Maryland			1,029,358
	Massachusetts - 0.8%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence	7/24 at 100.00	B-	190,250
	General Hospital Issue, Series 2014A, 5.000%, 7/01/27
100	Massachusetts Development Finance Agency Revenue Refunding	10/22 at 105.00	BB+	98,622
	Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%,
	10/01/32, 144A
120	Massachusetts Development Finance Agency, Revenue Bonds, Atrius	6/29 at 100.00	BBB (4)	131,106
	Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
65	Massachusetts Development Finance Agency, Revenue Bonds,	7/28 at 100.00	A	67,276
	CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33
100	Massachusetts Development Finance Agency, Revenue Bonds, Milford	7/30 at 100.00	BB+	94,774
	Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36, 144A
35	Massachusetts Development Finance Agency, Revenue Bonds,	7/31 at 100.00	A-	35,467
	Southcoast Health System Obligated Group Issue, Series 2021G,
	5.000%, 7/01/37
115	Massachusetts Housing Finance Agency, Single Family Housing	6/29 at 100.00	AA+	90,325
	Revenue Bonds, Series 2019-214, 2.800%, 12/01/39
70	Massachusetts Housing Finance Agency, Single Family Housing	6/30 at 100.00	AA+	47,095
	Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40
65	Massachusetts Housing Finance Agency, Single Family Housing	6/30 at 100.00	AA+	43,195
	Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41
65	Massachusetts Housing Finance Agency, Single Family Housing	12/30 at 100.00	Aa1	45,709
	Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39
100	Massachusetts State, General Obligation Bonds, Refunding Series	No Opt. Call	Aa1	101,202
	2020A, 5.000%, 6/01/44, (Mandatory Put 6/01/23)
1,035	Total Massachusetts			945,021
	Michigan - 2.3%
400	Detroit Downtown Development Authority, Michigan, Tax Increment	No Opt. Call	BB+	384,804
	Bonds, Development Area 1 Projects, Refunding Series 1996B,
	0.000%, 7/01/23
165	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue	No Opt. Call	A+	177,535
	Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$150	Michigan Finance Authority, Local Government Loan Program Revenue	7/25 at 100.00	A+	$153,343
	Bonds, Detroit Water & Sewerage Department Sewage Disposal
	System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
500	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health	6/28 at 100.00	Aa3	529,170
	Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
	(Mandatory Put 12/01/28)
50	Michigan Housing Development Authority, Rental Housing Revenue	10/27 at 100.00	AA	45,524
	Bonds, Series 2018A, 3.800%, 10/01/38
270	Michigan Housing Development Authority, Rental Housing Revenue	10/30 at 100.00	AA	180,020
	Bonds, Series 2021A, 2.250%, 10/01/41
265	Michigan Housing Development Authority, Single Family Mortgage	12/28 at 100.00	AA+	222,232
	Revenue Bonds, Series 2019B, 2.700%, 12/01/34
360	Michigan Housing Development Authority, Single Family Mortgage	6/30 at 100.00	AA+	264,463
	Revenue Bonds, Series 2020C, 2.600%, 12/01/40
125	Michigan Housing Development Authority, Single Family Mortgage	12/30 at 100.00	AA+	82,179
	Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
25	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic	No Opt. Call	Ba2	24,088
	Packaging International, LLC Coated Recycled Board Machine
	Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
	10/01/26)
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit	12/25 at 100.00	A1	711,521
	Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%,
	12/01/33, (AMT)
3,015	Total Michigan			2,774,879
	Minnesota - 0.5%
	Duluth Economic Development Authority, Minnesota,
	Health Care Facilities Revenue Bonds, Essentia Health
	Obligated Group, Series 2018A:
135	4.250%, 2/15/43	2/28 at 100.00	A-	121,685
10	4.250%, 2/15/48	2/28 at 100.00	A-	8,781
76	Minnesota Housing Finance Agency, Homeownership Finance Bonds,	7/26 at 100.00	Aaa	70,982
	Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
105	Minnesota Housing Finance Agency, Residential Housing Finance	7/29 at 100.00	AA+	79,982
	Bonds, Series 2020E, 2.500%, 7/01/40
70	Minnesota Housing Finance Agency, Residential Housing Finance	1/30 at 100.00	AA+	48,719
	Bonds, Series 2020I, 2.000%, 7/01/40
100	Minnesota Housing Finance Agency, Residential Housing Finance	7/30 at 100.00	AA+	70,729
	Bonds, Series 2021D, 2.200%, 7/01/41
115	Minnesota Housing Finance Agency, Residential Housing Finance	1/31 at 100.00	AA+	84,696
	Bonds, Series 2021H, 2.350%, 7/01/41
175	White Bear Lake Independent School District 624, Ramsey County,	2/27 at 100.00	AAA	158,510
	Minnesota, General Obligation Bonds, Facilities Maintenance Series
	2021A, 2.000%, 2/01/28
786	Total Minnesota			644,084
	Mississippi - 0.2%
130	Mississippi Business Finance Corporation, Pollution Control Revenue,	3/24 at 100.00	A-	124,015
	Mississippi Power, Series 2002, 3.200%, 9/01/28
30	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,	6/30 at 100.00	Aaa	20,158
	Series 2021A, 2.000%, 12/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$45	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 5.000%,	No Opt. Call	A+	$45,688
	10/15/23
205	Total Mississippi			189,861
	Missouri - 0.2%
100	Branson Industrial Development Authority, Missouri, Tax Increment	11/25 at 100.00	N/R	94,551
	Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
	Series 2017A, 4.000%, 11/01/26
100	Missouri Health and Educational Facilities Authority, Educational	5/23 at 100.00	BBB	101,159
	Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
	2013, 5.250%, 5/01/33
30	Missouri Health and Educational Facilities Authority, Educational	11/23 at 100.00	BBB	30,220
	Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
	2015B, 4.000%, 5/01/32
60	Missouri Housing Development Commission, Single Family Mortgage	5/30 at 100.00	AA+	40,124
	Revenue Bonds, First Place Homeownership Loan Program, Series
	2021B, 2.000%, 11/01/41
290	Total Missouri			266,054
	Montana - 0.4%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds,	1/23 at 100.00	N/R	260,091
	Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33
325	Forsyth, Montana Pollution Control Revenue Bonds, Portland General	3/30 at 102.00	A1	250,000
	Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
25	Montana Board of Housing, Single Family Mortgage Bonds, Series	12/30 at 100.00	AA+	16,944
	2021B, 2.000%, 12/01/41
610	Total Montana			527,035
	National - 0.0%
69	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,	No Opt. Call	AA+	52,437
	1.877%, 7/25/37
	Nebraska - 0.8%
100	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,	10/23 at 100.43	A2	100,931
	Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
75	Nebraska Investment Finance Authority, Single Family Housing Revenue	3/29 at 100.00	AA+	63,078
	Bonds, Series 2019D, 2.600%, 9/01/34
515	Nebraska Investment Finance Authority, Single Family Housing Revenue	3/29 at 100.00	AA+	439,367
	Bonds, Series 2020A, 2.300%, 9/01/32
230	Nebraska Investment Finance Authority, Single Family Housing Revenue	9/30 at 100.00	AA+	158,277
	Bonds, Series 2021C, 2.300%, 9/01/41
100	Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge	6/26 at 100.00	Aaa	90,892
	Bonds, Series 2021, 2.000%, 6/01/27
140	Saunders County School District 1, Ashland-Greenwood, Nebraska,	12/30 at 100.00	A+	72,964
	General Obligation Bonds, Series 2021, 2.000%, 12/15/50
1,160	Total Nebraska			925,509
	Nevada - 0.3%
200	Clark County, Nevada, General Obligation Bonds, Flood Control Series	11/24 at 100.00	AA+ (4)	203,072
	2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
65	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,	7/27 at 100.00	Aa3	64,660
	Refunding Series 2017B, 4.000%, 7/01/34
100	Nevada Housing Division, Single Family Housing Mortgage Revenue	10/30 at 100.00	AA+	69,472
	Bonds, Refunding Series 2021A, 2.200%, 10/01/41

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$65	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District	No Opt. Call	Ba2	$57,055
	1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
	6/15/28, 144A
430	Total Nevada			394,259
	New Hampshire - 0.9%
250	National Finance Authority, New Hampshire, Municipal Certificates	No Opt. Call	BBB	231,898
	Series 2020-1 Class A, 4.125%, 1/20/34
404	National Finance Authority, New Hampshire, Municipal Certificates	No Opt. Call	BBB	367,948
	Series 2022-1 Class A, 4.375%, 9/20/36
150	National Finance Authority, New Hampshire, Municipal Certificates	No Opt. Call	BBB	131,256
	Series 2022-2 Class A, 4.000%, 10/20/36
260	National Finance Authority, New Hampshire, Pollution Control Revenue	No Opt. Call	A-	256,123
	Bonds, New York State Electric & Gas Corporation Project, Refunding
	Series 2022A, 4.000%, 12/01/28, (AMT)
115	New Hampshire Business Finance Authority, Water Facility Revenue	1/26 at 100.00	N/R (4)	117,587
	Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
	1/01/36, (Pre-refunded 1/01/26), (AMT)
1,179	Total New Hampshire			1,104,812
	New Jersey - 5.7%
535	Camden County Improvement Authority, New Jersey, Health Care	2/24 at 100.00	BBB+	531,533
	Redevelopment Revenue Bonds, Cooper Health System Obligated
	Group Issue, Refunding Series 2014A, 5.000%, 2/15/30
155	Gloucester County Pollution Control Financing Authority, New Jersey,	No Opt. Call	BBB- (4)	156,745
	Pollution Control Revenue Bonds, Logan Project, Refunding Series
	2014A, 5.000%, 12/01/24, (AMT), (ETM)
220	New Jersey Economic Development Authority, Private Activity Bonds,	1/24 at 100.00	A2	221,448
	The Goethals Bridge Replacement Project, Series 2013, 5.000%,
	1/01/28, (AMT)
1,000	New Jersey Economic Development Authority, School Facilities	6/25 at 100.00	Baa1	1,023,960
	Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
200	New Jersey Economic Development Authority, Special Facilities	10/22 at 101.00	Ba3	198,160
	Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
	9/15/29, (AMT)
125	New Jersey Economic Development Authority, Water Facilities Revenue	12/29 at 100.00	A+	106,461
	Bonds, New Jersey-American Water Company Inc. Project, Refunding
	Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
100	New Jersey Economic Development Authority, Water Facilities Revenue	No Opt. Call	A+	83,479
	Bonds, New Jersey-American Water Company Inc. Project, Refunding
	Series 2020D, 1.100%, 11/01/29, (AMT), (Mandatory Put 12/01/27)
380	New Jersey Higher Education Student Assistance Authority, Student	12/26 at 100.00	Aaa	372,354
	Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31,
	(AMT)
	New Jersey State, General Obligation Bonds, Covid-19
	Emergency Series 2020A:
200	5.000%, 6/01/29	No Opt. Call	A3	216,652
150	4.000%, 6/01/30	No Opt. Call	A3	151,791
230	4.000%, 6/01/32	No Opt. Call	A3	230,731
1,280	New Jersey Transportation Trust Fund Authority, Transportation System	No Opt. Call	Baa1	733,760
	Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33
1,590	New Jersey Transportation Trust Fund Authority, Transportation System	No Opt. Call	Baa1	1,618,016
	Bonds, Series 2010D, 5.000%, 12/15/23

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$175	New Jersey Transportation Trust Fund Authority, Transportation System	12/28 at 100.00	Baa1	$156,956
	Bonds, Series 2019AA, 3.750%, 6/15/33
150	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D,	No Opt. Call	A+	156,752
	5.000%, 1/01/28
105	Salem County Pollution Control Financing Authority, New Jersey,	No Opt. Call	BBB (4)	106,174
	Pollution Control Revenue Bonds, Chambers Project, Refunding Series
	2014A, 5.000%, 12/01/23, (AMT), (ETM)
	Tobacco Settlement Financing Corporation, New Jersey,
	Tobacco Settlement Asset-Backed Bonds, Series 2018A:
670	5.000%, 6/01/29	6/28 at 100.00	A	695,051
100	5.000%, 6/01/31	6/28 at 100.00	A-	102,803
7,365	Total New Jersey			6,862,826
	New Mexico - 0.4%
45	New Mexico Mortgage Finance Authority, Single Family Mortgage	1/29 at 100.00	Aaa	38,780
	Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
100	New Mexico Mortgage Finance Authority, Single Family Mortgage	7/30 at 100.00	Aaa	68,976
	Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
325	New Mexico Municipal Energy Acquisition Authority, Gas Supply	2/25 at 100.73	Aa2	334,188
	Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%,
	11/01/39, (Mandatory Put 5/01/25)
470	Total New Mexico			441,944
	New York - 4.5%
	Buffalo and Erie County Industrial Land Development
	Corporation, New York, Revenue Bonds, Catholic Health
	System, Inc. Project, Series 2015:
210	5.000%, 7/01/23	No Opt. Call	BBB	208,030
205	5.000%, 7/01/24	No Opt. Call	BBB	200,486
120	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life	12/30 at 100.00	N/R	98,942
	Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange	6/27 at 100.00	BBB-	201,330
	Regional Medical Center Obligated Group, Series 2017, 5.000%,
	12/01/28, 144A
750	Genesee County Funding Corporation, New York, Revenue Bonds,	12/32 at 100.00	BBB+	740,738
	Rochester Regional Health Project, Series 2022A, 5.000%, 12/01/36
	Long Island Power Authority, New York, Electric System
	General Revenue Bonds, Series 2000A:
170	0.000%, 6/01/24 - AGM Insured	No Opt. Call	AA	160,716
120	Metropolitan Transportation Authority, New York, Transportation	11/30 at 100.00	A3	120,004
	Revenue Bonds, Refunding Green Climate Certified Series 2020E,
	5.000%, 11/15/33
60	Monroe County Industrial Development Corporation, New York,	1/26 at 103.00	N/R	50,142
	Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%,
	1/01/40
105	New York City Housing Development Corporation, New York,	10/22 at 100.00	AA+	99,030
	Multifamily Housing Revenue Bonds, Sustainable Neighborhood
	Series 2019A-3A, 1.125%, 5/01/60, (Mandatory Put 11/01/24)
	New York City Industrial Development Agency, New York,
	PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
	Baseball Stadium Project, Refunding Series 2021A:
25	4.000%, 1/01/32 - AGM Insured	1/31 at 100.00	AA	25,097
135	3.000%, 1/01/33 - AGM Insured	1/31 at 100.00	AA	115,927

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$350	New York City, New York, General Obligation Bonds, Fiscal 2021 Series	No Opt. Call	AA	$383,743
	A-1, 5.000%, 8/01/29
100	New York State Housing Finance Agency, Affordable Housing Revenue	11/27 at 100.00	Aa2	93,472
	Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%,
	11/01/33
215	New York State Housing Finance Agency, Affordable Housing Revenue	5/28 at 100.00	Aa2	172,398
	Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%,
	11/01/34
215	New York State Housing Finance Agency, Affordable Housing Revenue	5/28 at 100.00	Aa2	194,601
	Bonds, Refunding Series 2019C, 3.500%, 11/01/34
120	New York State Mortgage Agency, Homeowner Mortgage Revenue	10/28 at 100.00	Aa1	98,360
	Bonds, Series 223, 2.650%, 10/01/34
100	New York State Mortgage Agency, Homeowner Mortgage Revenue	10/29 at 100.00	Aa1	68,609
	Bonds, Series 225, 2.300%, 10/01/40
75	New York State Mortgage Agency, Homeowner Mortgage Revenue	4/30 at 100.00	Aa1	55,699
	Bonds, Series 233, 2.200%, 4/01/36
245	New York State Mortgage Agency, Homeowner Mortgage Revenue	10/30 at 100.00	Aa1	168,849
	Bonds, Social Series 239, 2.450%, 10/01/41
245	New York State Mortgage Agency, Homeowner Mortgage Revenue	4/31 at 100.00	Aa1	195,579
	Bonds, Social Series 242, 2.950%, 10/01/37
	New York Transportation Development Corporation, New
	York, Special Facilities Bonds, LaGuardia Airport Terminal
	B Redevelopment Project, Series 2016A:
135	4.000%, 7/01/32, (AMT)	7/24 at 100.00	BBB	123,305
230	4.000%, 7/01/33, (AMT)	7/24 at 100.00	BBB	208,838
185	5.000%, 7/01/34, (AMT)	7/24 at 100.00	BBB	186,019
200	5.000%, 7/01/41, (AMT)	7/24 at 100.00	BBB	190,972
70	4.000%, 7/01/46 - AGM Insured, (AMT)	7/24 at 100.00	AA	58,666
425	5.000%, 7/01/46, (AMT)	7/24 at 100.00	BBB	403,775
500	New York Transportation Development Corporation, New York, Special	No Opt. Call	Baa1	512,210
	Facility Revenue Bonds, Terminal 4 John F Kennedy International
	Airport Project, Series 2022, 5.000%, 12/01/29, (AMT)
60	New York Transportation Development Corporation, New York, Special	No Opt. Call	BBB	60,135
	Facility Revenue Refunding Bonds, Terminal One Group Association,
	L.P. Project, Series 2015, 5.000%, 1/01/23, (AMT)
140	Westchester County Local Development Corporation, New York,	No Opt. Call	N/R	123,203
	Revenue Bond, Purchase Senior Learning Community, Inc. Project,
	Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29
115	Westchester County Local Development Corporation, New York,	No Opt. Call	N/R	101,370
	Revenue Bond, Purchase Senior Learning Community, Inc. Project,
	Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
5,825	Total New York			5,420,245
	North Carolina - 1.4%
90	North Carolina Housing Finance Agency, Home Ownership Revenue	1/29 at 100.00	AA+	68,542
	Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1,340	North Carolina Municipal Power Agency 1, Catawba Electric Revenue	1/26 at 100.00	A	1,399,429
	Bonds, Series 2015C, 5.000%, 1/01/29
250	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue	7/26 at 96.08	BBB	199,910
	Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27
1,680	Total North Carolina			1,667,881

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota - 1.0%
$270	Horace, Cass County, North Dakota, General Obligation Bonds,	5/27 at 100.00	Baa2	$190,606
	Refunding Improvement Series 2021, 3.000%, 5/01/46
60	North Dakota Housing Finance Agency, Home Mortgage Finance	7/28 at 100.00	Aa1	50,109
	Program Bonds, Series 2019C, 3.200%, 7/01/39
55	North Dakota Housing Finance Agency, Home Mortgage Finance	7/29 at 100.00	Aa1	46,448
	Program Bonds, Series 2020A, 2.700%, 7/01/35
100	North Dakota Housing Finance Agency, Home Mortgage Finance	1/30 at 100.00	Aa1	72,840
	Program Bonds, Series 2020B, 2.350%, 7/01/40
100	North Dakota Housing Finance Agency, Home Mortgage Finance	7/30 at 100.00	Aa1	70,144
	Program Bonds, Series 2021A, 2.250%, 7/01/41
500	North Dakota Housing Finance Agency, Home Mortgage Finance	1/32 at 100.00	Aa1	444,285
	Program Bonds, Social Series 2022F, 3.950%, 7/01/37
	Ward County Health Care, North Dakota, Revenue Bonds,
	Trinity Obligated Group, Series 2017C:
200	5.000%, 6/01/28	No Opt. Call	BBB-	198,126
100	5.000%, 6/01/43	6/28 at 100.00	BBB-	86,977
1,385	Total North Dakota			1,159,535
	Ohio - 6.0%
100	American Municipal Power Inc., Ohio, Fremont Energy Center Revenue	2/31 at 100.00	A	107,477
	Bonds, Refunding Series 2021A, 5.000%, 2/15/34
	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Revenue Bonds,
	Refunding Senior Lien Series 2020A-2 Class 1:
155	5.000%, 6/01/28	No Opt. Call	A	161,491
75	5.000%, 6/01/30	No Opt. Call	A	78,885
200	5.000%, 6/01/31	6/30 at 100.00	A-	208,904
130	5.000%, 6/01/32	6/30 at 100.00	A-	135,119
515	5.000%, 6/01/35	6/30 at 100.00	A-	528,545
100	5.000%, 6/01/36	6/30 at 100.00	A-	102,392
100	4.000%, 6/01/48	6/30 at 100.00	BBB+	81,632
300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco	6/30 at 100.00	N/R	252,369
	Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
	Series 2020B-2 Class 2, 5.000%, 6/01/55
150	Columbus, Ohio, General Obligation Bonds, Various Purpose Series	No Opt. Call	AAA	161,290
	2019A, 5.000%, 4/01/27
200	Count of Washington, Ohio, Hospital Facilities Revenue Bonds, Series	12/32 at 100.00	N/R	183,874
	2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield	6/23 at 100.00	Ba2	430,867
	Medical Center Project, Series 2013, 5.000%, 6/15/43
20	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering	2/31 at 100.00	A+	14,636
	Health Network Obligated Group Project, Refunding & Improvement
	Series 2021, 3.000%, 8/01/40
35	New Albany Community Authority, Ohio, Community Facilities Revenue	No Opt. Call	Aa3	35,000
	Refunding Bonds, Series 2012C, 5.000%, 10/01/22
45	Ohio Air Quality Development Authority, Ohio, Air Quality Development	No Opt. Call	N/R	56
	Revenue Bonds, FirstEnergy Generation Corporation Project, Series
	2009A, 5.700%, 8/01/23
100	Ohio Air Quality Development Authority, Ohio, Pollution Control	No Opt. Call	N/R	125
	Revenue Bonds, FirstEnergy Generation Corporation Project,
	Refunding Series 2009B, 3.100%, 3/01/23

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$425	Ohio Air Quality Development Authority, Ohio, Pollution Control	No Opt. Call	N/R	$531
	Revenue Bonds, FirstEnergy Generation Project, Refunding Series
	2006A, 3.750%, 12/01/23 (6)
90	Ohio Air Quality Development Authority, Ohio, Pollution Control	No Opt. Call	N/R	112
	Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
	Refunding Series 2010A, 3.125%, 7/01/33 (6)
130	Ohio Air Quality Development Authority, Ohio, Pollution Control	No Opt. Call	N/R	163
	Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
	Series 2006B, 3.625%, 12/01/33 (6)
335	Ohio Air Quality Development Authority, Ohio, Revenue Bonds,	No Opt. Call	BBB+	319,319
	American Electric Power Company Project, Refunding Series 2005A,
	2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
225	Ohio Air Quality Development Authority, Ohio, Revenue Bonds,	No Opt. Call	BBB+	195,962
	American Electric Power Company Project, Refunding Series 2007A,
	2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
350	Ohio Air Quality Development Authority, Ohio, Revenue Bonds,	No Opt. Call	BBB+	304,829
	American Electric Power Company Project, Refunding Series 2007B,
	2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds,	10/24 at 100.00	BBB+	87,684
	American Electric Power Company Project, Refunding Series 2014B,
	2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
100	Ohio Air Quality Development Authority, Ohio, Revenue Bonds,	No Opt. Call	BBB+	95,033
	American Electric Power Company Project, Refunding Series 2014D,
	1.900%, 5/01/26, (Mandatory Put 10/01/24)
350	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton	No Opt. Call	BBB+	340,459
	Power & Light Company Project, Refunding Collateralized Series
	2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke	No Opt. Call	BBB	196,752
	Energy Corporation Project, Refunding Series 2022A, 4.250%,
	11/01/39, (AMT), (Mandatory Put 6/01/27)
45	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt	No Opt. Call	N/R	44,875
	Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
25	Ohio Higher Educational Facility Commission, Senior Hospital Parking	1/30 at 100.00	A3	24,972
	Revenue Bonds, University Circle Incorporated 2020 Project, Series
	2020, 5.000%, 1/15/37
105	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,	9/28 at 100.00	Aaa	94,414
	Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
70	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,	3/29 at 100.00	Aaa	60,786
	Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
25	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,	9/29 at 100.00	Aaa	20,680
	Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
2,515	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre	2/31 at 100.00	Aa3	2,729,027
	Commission Infrastructure Projects, Junior Lien, Capital Appreciation
	Series 2013A-3, 0.000%, 2/15/34 (5)
120	Ohio Water Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	N/R	150
	FirstEnergy Generating Corporation Project, Refunding Series 2006A,
	3.000%, 5/15/49 (6)
230	Ohio Water Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	N/R	288
	FirstEnergy Nuclear Generating Corporation Project, Refunding Series
	2005B, 4.000%, 1/01/34 (6)
110	Ohio Water Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	N/R	137
	FirstEnergy Nuclear Generating Corporation Project, Refunding Series
	2008B, 3.625%, 10/01/33

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$220	Ohio Water Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	N/R	$275
	FirstEnergy Nuclear Generating Corporation Project, Refunding Series
	2010A, 3.750%, 7/01/33 (6)
235	Ohio Water Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	N/R	294
	FirstEnergy Nuclear Generating Corporation Project, Refunding Series
	2010C, 4.000%, 6/01/33
110	Ohio Water Development Authority, Pollution Control Revenue	No Opt. Call	N/R	138
	Refunding Bonds, FirstEnergy Nuclear Generating Corporation
	Project, Series 2006B, 4.000%, 12/01/33 (6)
100	Toledo-Lucas County Port Authority, Ohio, Development Revenue	5/28 at 100.00	A-	70,181
	Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital
	Project, Series 2021F, 2.250%, 11/15/36
85	Tuscarawas County Economic Development and Finance Alliance,	3/25 at 100.00	N/R	84,814
	Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
	Refunding & Improvement Series 2015, 5.375%, 3/01/27
9,005	Total Ohio			7,154,537
	Oklahoma - 2.0%
75	Bryan County School Finance Authority, Oklahoma, Educational	No Opt. Call	A	76,942
	Facilities Lease Revenue Bonds, Durant Public Schools Project,
	Refunding Series 2020, 4.000%, 12/01/28
115	Bryan County School Finance Authority, Oklahoma, Educational	9/30 at 100.00	A	102,472
	Facilities Lease Revenue Bonds, Durant Public Schools Project, Series
	2020, 2.750%, 9/01/31
800	Caddo County Governmental Building Authority, Oklahoma, Sales Tax	9/28 at 100.00	BBB+	703,080
	Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33
100	Cleveland County Public Facilities Authority, Oklahoma, Educational	5/31 at 100.00	Aa3	98,806
	Facilities Lease Revenue Bonds, Moore Norman Technology Center
	Project, Series 2021, 4.000%, 5/01/35
250	Comanche County Educational Facilities Authority, Oklahoma,	12/27 at 100.00	A	267,328
	Educational Facilities Lease Revenue Bonds, Elgin Public Schools
	Project, Series 2017A, 5.000%, 12/01/31
	Oklahoma Development Finance Authority, Health
	System Revenue Bonds, OU Medicine Project, Series
	2018B:
230	5.000%, 8/15/28	No Opt. Call	Baa3	220,901
150	5.500%, 8/15/57	8/28 at 100.00	Baa3	127,401
100	Oklahoma Development Finance Authority, Health System Revenue	8/32 at 100.00	N/R	88,889
	Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
45	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue	3/29 at 100.00	Aaa	43,934
	Bonds, Homeownership Loan Program, Series 2020A, 2.650%,
	9/01/35
500	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue	3/31 at 100.00	Aaa	434,990
	Bonds, Homeownership Loan Program, Series 2022A, 3.800%,
	9/01/37
110	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease	No Opt. Call	A1	110,553
	Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A,
	4.000%, 9/01/31
140	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease	3/29 at 100.00	A-	151,479
	Revenue Bonds, Weatherford Public Schools Project, Series 2019,
	5.000%, 3/01/31
2,615	Total Oklahoma			2,426,775

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon - 1.3%
$1,265	Beaverton School District 48J, Washington and Multnomah Counties,	6/27 at 85.82	AA+	$882,894
	Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
	0.010%, 6/15/31
25	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,	10/22 at 100.00	N/R	23,828
	Rose Villa Inc., Series 2020B-1, 3.250%, 11/15/25
250	Oregon Health and Science University, Revenue Bonds, Green Series	11/29 at 100.00	AA-	263,368
	2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
95	Oregon Housing and Community Services Department, Single Family	7/30 at 100.00	Aa2	65,416
	Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
360	Oregon State Business Development Commission, Recovery Zone	No Opt. Call	A+	356,360
	Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
	2.400%, 12/01/40, (Mandatory Put 8/14/23)
1,995	Total Oregon			1,591,866
	Pennsylvania - 4.8%
100	Allegheny County Higher Education Building Authority, Pennsylvania,	No Opt. Call	AA	110,612
	Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
	2/01/30
100	Allentown Neighborhood Improvement Zone Development Authority,	No Opt. Call	Ba3	100,161
	Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
	5.000%, 5/01/28, 144A
220	Beaver County Industrial Development Authority, Pennsylvania, Pollution	No Opt. Call	N/R	275
	Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
	Refunding Series 2008A, 2.700%, 4/01/35 (6)
	Berks County Industrial Development Authority,
	Pennsylvania, Health System Revenue Bonds, Tower
	Health Project, Series 2017:
115	5.000%, 11/01/29	11/27 at 100.00	BB-	97,564
145	4.000%, 11/01/32	11/27 at 100.00	BB-	105,328
115	3.750%, 11/01/42	11/27 at 100.00	BB-	67,268
330	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower	8/29 at 101.50	BB-	278,269
	Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
	2/01/30)
500	Commonwealth Financing Authority, Pennsylvania, State Appropriation	6/28 at 100.00	AA	466,160
	Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
	Insured
105	Geisinger Authority, Montour County, Pennsylvania, Health System	8/26 at 100.00	AA-	110,220
	Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
	4/01/43, (Mandatory Put 2/15/27)
350	Lehigh County Industrial Development Authority, Pennsylvania, Pollution	No Opt. Call	A+	326,690
	Control Revenue Bonds, Pennsylvania Power and Light Company,
	Series 2016A, 3.000%, 9/01/29
225	Luzerne County Industrial Development Authority, Pennsylvania,	12/29 at 100.00	A+	194,650
	Revenue Bonds, Pennsylvania-American Water Company Project,
	Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
	12/03/29)
5	Pennsylvania Economic Development Financing Authority, Exempt	No Opt. Call	N/R	6
	Facilities Revenue Bonds, Shippingport Project, First Energy
	Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
500	Pennsylvania Economic Development Financing Authority, Parking	1/24 at 100.00	AA	512,805
	System Revenue Bonds, Capitol Region Parking System, Junior
	Guaranteed Series 2013B, 5.500%, 1/01/27

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$250	Pennsylvania Economic Development Financing Authority, Parking	1/24 at 100.00	AA	$256,618
	System Revenue Bonds, Capitol Region Parking System, Junior
	Insured Series 2013C, 5.500%, 1/01/26 - AGM Insured
230	Pennsylvania Economic Development Financing Authority, Private	No Opt. Call	BBB	233,708
	Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
	Project, Series 2015, 5.000%, 12/31/25, (AMT)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,	11/22 at 100.00	BB+	129,594
	LaSalle University, Series 2012, 5.000%, 5/01/42
250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue	4/27 at 100.00	AA+	232,752
	Bonds, Series 2017-125A, 3.400%, 10/01/32, (AMT)
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue	10/27 at 100.00	AA+	23,507
	Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue	10/28 at 100.00	AA+	85,120
	Bonds, Series 2019-129, 2.950%, 10/01/34
150	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue	10/29 at 100.00	AA+	114,621
	Bonds, Series 2020-132A, 2.300%, 10/01/35
160	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue	10/29 at 100.00	AA+	110,718
	Bonds, Series 2020-133, 2.350%, 10/01/40
200	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue	4/32 at 100.00	Aa1	182,828
	Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
	Pennsylvania Turnpike Commission, Turnpike Revenue
	Bonds, Refunding Subordinate Second Series 2016B-2:
405	5.000%, 6/01/29	6/26 at 100.00	A3	422,241
855	5.000%, 6/01/35	6/26 at 100.00	A3	878,658
350	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding	12/27 at 100.00	A3	365,557
	Subordinate Third Series 2017, 5.000%, 12/01/32
85	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,	5/24 at 100.00	BB+	85,567
	Series 2016, 5.000%, 11/15/26
40	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,	No Opt. Call	BB+	37,670
	University Revenue Bonds, Marywood University, Series 2016, 3.375%,
	6/01/26
210	Wilson School District, Berks County, Pennsylvania, General Obligation	5/29 at 100.00	AA	217,802
	Bonds, Series 2021C, 4.000%, 5/15/30
6,270	Total Pennsylvania			5,746,969
	Puerto Rico - 2.4%
250	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,	No Opt. Call	N/R	245,520
	Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
95	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior	No Opt. Call	CCC	96,827
	Lien Series 2008A, 6.125%, 7/01/24
	Puerto Rico Sales Tax Financing Corporation, Sales Tax
	Revenue Bonds, Restructured 2018A-1:
582	0.000%, 7/01/27	No Opt. Call	N/R	464,646
85	0.000%, 7/01/29	7/28 at 98.64	N/R	61,222
634	0.000%, 7/01/31	7/28 at 91.88	N/R	403,934
362	0.000%, 7/01/33	7/28 at 86.06	N/R	203,897
262	4.500%, 7/01/34	7/25 at 100.00	N/R	245,575
	Puerto Rico Sales Tax Financing Corporation, Sales Tax
	Revenue Bonds, Taxable Restructured Cofina Project
	Series 2019A-2:
205	4.329%, 7/01/40	7/28 at 100.00	N/R	177,585
169	4.329%, 7/01/40	7/28 at 100.00	N/R	146,400

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico, General Obligation Bonds, Restructured
	Series 2022A-1:
$310	5.625%, 7/01/27	No Opt. Call	N/R	$316,829
199	5.625%, 7/01/29	No Opt. Call	N/R	203,876
199	0.000%, 7/01/33	7/31 at 89.94	N/R	110,031
165	4.000%, 7/01/33	7/31 at 103.00	N/R	145,469
43	4.000%, 7/01/35	7/31 at 103.00	N/R	36,863
3,560	Total Puerto Rico			2,858,674
	Rhode Island - 0.5%
100	Rhode Island Health and Educational Building Corporation, Hospital	9/26 at 100.00	B+	86,718
	Financing Revenue Bonds, Care New England Issue, Refunding Series
	2016B, 5.000%, 9/01/36
200	Rhode Island Health and Educational Building Corporation, Revenue	9/23 at 100.00	N/R (4)	204,178
	Bonds, Care New England Health System, Series 2013A, 5.500%,
	9/01/28, (Pre-refunded 9/01/23)
180	Rhode Island Housing & Mortgage Finance Corporation,	4/30 at 100.00	AA+	124,378
	Homeownership Opportunity Bond Program, 2021 Series 75A,
	2.250%, 10/01/41
205	Rhode Island Housing & Mortgage Finance Corporation,	4/31 at 100.00	AA+	155,521
	Homeownership Opportunity Bond Program, 2022 Series 76A,
	2.350%, 10/01/36
50	Rhode Island Housing and Mortgage Finance Corporation,	10/29 at 100.00	AA+	37,512
	Homeownership Opportunity Bond Program, Series 2020-72A,
	2.550%, 10/01/40
735	Total Rhode Island			608,307
	South Carolina - 0.2%
130	Patriots Energy Group Financing Agency, South Carolina, Gas Supply	11/23 at 100.30	Aa2	130,294
	Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
	2/01/24)
170	South Carolina Housing Finance and Development Authority, Mortgage	7/30 at 100.00	Aaa	111,270
	Revenue Bonds, Series 2021A, 2.050%, 7/01/41
300	Total South Carolina			241,564
	South Dakota - 0.2%
75	South Dakota Housing Development Authority, Homeownership	5/30 at 100.00	AAA	52,232
	Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
100	South Dakota Housing Development Authority, Homeownership	5/30 at 100.00	AAA	63,677
	Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
110	South Dakota Housing Development Authority, Homeownership	11/30 at 100.00	AAA	82,602
	Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
285	Total South Dakota			198,511
	Tennessee - 1.2%
180	Knox County Health, Educational and Housing Facility Board, Tennessee, No Opt. Call		A+	180,655
	Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
	5.000%, 1/01/23
75	Tennessee Housing Development Agency, Residential Finance Program	1/31 at 100.00	Aa1	52,848
	Bonds, Series 2021-3, 2.300%, 7/01/41
100	Tennessee Housing Development Agency, Residential Finance Program	7/31 at 100.00	AA+	92,031
	Bonds, Series 2022-2, 4.050%, 7/01/37
100	The Tennessee Energy Acquisition Corporation, Gas Project Revenue	8/25 at 100.22	A2	99,033
	Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,	8/31 at 100.85	A2	$99,896
	Commodity Project, Series 2021A, 5.000%, 5/01/52, (Mandatory Put
	11/01/31)
920	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,	2/23 at 100.43	A2	919,457
	Series 2006C, 4.000%, 5/01/48, (Mandatory Put 5/01/23)
1,475	Total Tennessee			1,443,920
	Texas - 5.5%
	Austin Convention Enterprises Inc., Texas, Convention
	Center Hotel Revenue Bonds, Refunding First Tier Series
	2017A:
40	5.000%, 1/01/28	1/27 at 100.00	BB+	40,229
55	5.000%, 1/01/30	1/27 at 100.00	BB+	55,185
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,	7/25 at 100.00	A- (4)	1,043,910
	Series 2015A, 5.000%, 1/01/31, (Pre-refunded 7/01/25)
25	City of Houston, Texas, Convention & Entertainment Facilities	9/28 at 100.00	A	26,127
	Department Hotel Occupancy Tax and Special Revenue Bonds,
	Refunding Series 2019, 5.000%, 9/01/34
130	Fort Bend County Industrial Development Corporation, Texas, Revenue	11/22 at 100.00	Baa2	118,241
	Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
250	Grand Parkway Transportation Corporation, Texas, System Toll Revenue	No Opt. Call	A+	251,182
	Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
110	Harris County Cultural Education Facilities Finance Corporation, Texas,	12/27 at 101.49	A+	116,333
	Hospital Revenue Bonds, Memorial Hermann Health System, Series
	2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
385	Harris County-Houston Sports Authority, Texas, Revenue Bonds,	11/24 at 100.00	AA	396,315
	Refunding Senior Lien Series 2014A, 5.000%, 11/15/26 - AGM Insured
705	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle	12/31 at 68.27	Baa2	213,968
	Registration Fee Revenue Bonds, Senior Lien Series 2022A, 0.010%,
	12/01/42
50	Houston, Texas, Airport System Special Facilities Revenue Bonds, United	7/24 at 100.00	Ba3	49,127
	Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
	7/01/29, (AMT)
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,	No Opt. Call	A	483,170
	Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23
	- AMBAC Insured
430	Love Field Airport Modernization Corporation, Texas, General Airport	11/25 at 100.00	A1	440,234
	Revenue Bonds Series 2015, 5.000%, 11/01/28, (AMT)
	McCamey County Hospital District, Texas, General
	Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	B1	99,026
100	5.250%, 12/01/28	12/25 at 100.00	B1	99,333
100	Mission Economic Development Corporation, Texas, Revenue Bonds,	10/22 at 104.00	BB-	98,661
	Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
	(AMT), 144A
	North Texas Tollway Authority, Special Projects System
	Revenue Bonds, Convertible Capital Appreciation Series
	2011C:
245	0.000%, 9/01/43, (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	292,542
490	6.750%, 9/01/45, (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	610,413
	North Texas Tollway Authority, System Revenue Bonds,
	Refunding First Tier, Series 2014A:
290	5.000%, 1/01/23	No Opt. Call	A+	291,311
190	5.000%, 1/01/23, (ETM)	No Opt. Call	N/R (4)	190,895

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Port Beaumont Navigation District, Jefferson County,
	Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
	Gulf Coast Energy Project, Series 2021A:
$100	2.750%, 1/01/36, (AMT), 144A	7/23 at 103.00	N/R	$71,475
300	2.875%, 1/01/41, (AMT), 144A	7/23 at 103.00	N/R	196,626
100	3.000%, 1/01/50, (AMT), 144A	7/23 at 103.00	N/R	59,453
100	Round Rock, Texas, Combined Tax and Revenue Certificates of	8/30 at 100.00	AAA	54,691
	Obligation, Series 2021C, 2.000%, 8/15/46
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas,	1/32 at 100.00	A+	229,171
	Revenue Bonds, Christus Health, Series 2022A, 5.000%, 7/01/53,
	(Mandatory Put 7/01/32)
100	Texas Department of Housing and Community Affairs, Single Family	3/30 at 100.00	Aaa	66,701
	Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
	Texas Private Activity Bond Surface Transporation
	Corporation, Revenue Bonds, NTE Mobility Partners LLC
	North Tarrant Express Managed Lanes Project, Refunding
	Senior Lien Series 2019A:
315	4.000%, 12/31/38	12/29 at 100.00	Baa2	271,785
125	4.000%, 12/31/39	12/29 at 100.00	Baa2	106,836
100	Texas Private Activity Bond Surface Transportation Corporation, Senior	12/30 at 100.00	Baa2	92,937
	Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
	Lanes Project, Refunding Series 2020A, 4.000%, 6/30/32
500	Texas Transportation Commission, Central Texas Turnpike System	8/24 at 100.00	A-	502,180
	Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
	8/15/34
7,150	Total Texas			6,568,057
	Virginia - 1.2%
200	Chesapeake Industrial Development Authority, Virginia, Pollution	No Opt. Call	A2	197,710
	Control Revenue Bonds, Virginia Electric and Power Company Project,
	Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
130	Louisa Industrial Development Authority, Virginia, Pollution Control	No Opt. Call	A2	128,511
	Revenue Bonds, Virginia Electric and Power Company, Refunding
	Series 2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
	Virginia Small Business Financing Authority, Revenue
	Bonds, 95 Express Lanes LLC Project, Refunding Senior
	Lien Series 2022:
350	5.000%, 7/01/36, (AMT)	1/32 at 100.00	BBB-	353,542
115	5.000%, 12/31/38, (AMT)	12/32 at 100.00	Baa1	115,388
445	5.000%, 12/31/39, (AMT)	12/32 at 100.00	Baa1	448,693
140	Wise County Industrial Development Authority, Virginia, Solid Waste	No Opt. Call	A2	128,110
	and Sewage Disposal Revenue Bonds, Virginia Electric and Power
	Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
70	Wise County Industrial Development Authority, Virginia, Solid Waste	No Opt. Call	A2	67,117
	and Sewage Disposal Revenue Bonds, Virginia Electric and Power
	Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
1,450	Total Virginia			1,439,071
	Washington - 1.6%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series	No Opt. Call	AA-	1,007,300
	2015C, 5.000%, 4/01/23, (AMT)
250	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate	No Opt. Call	A1	262,035
	Lien Private Activity Series 2022B, 5.000%, 8/01/31, (AMT)
100	Washington State Housing Finance Commission, Single Family Program	6/30 at 100.00	Aaa	66,425
	Bonds, Series 2021-1N, 2.200%, 6/01/41

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$108	Washington State Housing Finance Commission, Social Municipal	No Opt. Call	BBB+	$91,639
	Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
	3.500%, 12/20/35
595	Whidbey Island Public Hospital District, Island County, Washington,	12/22 at 100.00	Baa3	531,948
	General Obligation Bonds, Whidbey General Hospital, Series 2013,
	5.500%, 12/01/33
2,053	Total Washington			1,959,347
	West Virginia - 0.5%
100	Monongalia County Commission, West Virginia, Special District Excise	No Opt. Call	N/R	97,857
	Tax Revenue Bonds, University Town Centre Economic Opportunity
	Development District, Refunding & Improvement Series 2017A,
	4.500%, 6/01/27, 144A
155	West Virginia Economic Development Authority, Solid Waste Disposal	No Opt. Call	A-	135,242
	Facilities Revenue Bonds, Appalachian Power Company - Amos
	Project, Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
80	West Virginia Hospital Finance Authority, Hospital Revenue Bonds,	9/24 at 100.00	Baa1	81,376
	Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
240	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia	6/27 at 100.00	A	226,721
	University Health System Obligated Group, Improvement Series
	2017A, 3.375%, 6/01/29
575	Total West Virginia			541,196
	Wisconsin - 3.1%
600	Public Finance Authority of Wisconsin, Limited Obligation PILOT	12/27 at 100.00	N/R	506,352
	Revenue Bonds, American Dream @ Meadowlands Project, Series
	2017, 6.500%, 12/01/37, 144A
340	Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,	No Opt. Call	Aa3	329,508
	Duke Energy Progress Project, Refunding Series 2022A-2, 3.700%,
	10/01/46, (Mandatory Put 10/01/30)
350	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue	5/26 at 100.00	A-	329,059
	Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
	5/01/27
	Public Finance Authority, Wisconsin, Exempt Facilities
	Revenue Bonds, Celanese Project, Refunding Series
	2016C:
65	4.050%, 11/01/30	5/26 at 100.00	BBB	62,864
175	4.300%, 11/01/30	5/26 at 100.00	BBB	172,181
40	Wisconsin Health and Educational Facilities Authority, Revenue Bonds,	10/28 at 102.00	N/R	31,856
	PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
60	Wisconsin Health and Educational Facilities Authority, Wisconsin,	10/31 at 100.00	AA-	56,809
	Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
	4.000%, 10/15/34
100	Wisconsin Health and Educational Facilities Authority, Wisconsin,	8/26 at 100.00	A-	103,909
	Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2,
	5.000%, 2/15/51, (Mandatory Put 2/15/27)
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin,	12/24 at 100.00	AA-	1,539,300
	Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26
555	Wisconsin Housing and Ecconomic Development Authority, Home	9/29 at 100.00	AA	511,172
	Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35
100	Wisconsin Housing and Economic Development Authority, Housing	5/31 at 100.00	Aa3	71,121
	Revenue Bonds, Series 2021C, 2.500%, 11/01/41
3,885	Total Wisconsin			3,714,131

NIM	Nuveen Select Maturities Municipal Fund (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wyoming - 0.1%
$85	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin	5/29 at 100.00	A	$69,898
	Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
	3.625%, 7/15/39
25	Wyoming Community Development Authority, Housing Revenue Bonds,	6/29 at 100.00	AA+	20,806
	2020 Series 1, 2.625%, 12/01/35
110	Total Wyoming			90,704
$123,758	Total Municipal Bonds (cost $119,516,569)			112,183,117

Shares	Description (1)	Value
	COMMON STOCKS - 4.2%
	Independent Power and Renewable Electricity Producers - 4.2%
65,897	Energy Harbor Corp (7),(8),(9)	$4,954,663
	Total Common Stocks (cost $1,755,741)	4,954,663

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2%
$199	Federal Home Loan Mortgage Corporation, Notes	3.150%	10/15/36	N/R	$171,615
108	Freddie Mac Multi-Family ML Certificates, Series ML 10,	2.032%	1/25/38	AA+	83,895
	Series 2021
$307	Total Asset-Backed and Mortgage-Backed Securities (cost $315,407)				255,510
	Total Long-Term Investments (cost $121,587,717)				117,393,290
	Other Assets Less Liabilities - 1.8%				2,186,322
	Net Assets Applicable to Common Shares - 100%				$119,579,612

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 0.000%, 7/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

See accompanying notes to financial statements

NXP	Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 99.1%
	MUNICIPAL BONDS - 98.0%
	Arizona - 3.2%
$2,030	Arizona Board of Regents, Arizona State University System Revenue	7/30 at 100.00	AA	$1,829,192
	Bonds, Series 2020B, 4.000%, 7/01/47
255	Arizona Industrial Development Authority, Arizona, Education Facility	No Opt. Call	AA-	245,894
	Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F, 3.000%,
	7/01/26
1,950	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue	1/23 at 100.00	AA	1,852,051
	Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1,000	Maricopa County Industrial Development Authority, Arizona, Education	7/31 at 100.00	N/R	738,440
	Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
	4.000%, 7/01/51, 144A
2,000	Maricopa County Industrial Development Authority, Arizona, Revenue	1/27 at 100.00	AA-	2,053,880
	Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38
1,950	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State	7/26 at 100.00	AA-	2,026,616
	University Hassayampa Academic Village Project, Refunding Series
	2016, 5.000%, 7/01/37
1,250	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,	7/25 at 100.00	A1	1,278,413
	Junior Lien Series 2015A, 5.000%, 7/01/34
2,925	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,	7/29 at 100.00	A1	2,973,584
	Junior Lien Series 2019A, 5.000%, 7/01/49
5,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,	7/29 at 100.00	A1	5,000,100
	Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
500	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility	7/29 at 100.00	A3	518,040
	Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/39
2,410	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,	No Opt. Call	A3	2,374,525
	Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
	12/01/37
21,270	Total Arizona			20,890,735
	Arkansas - 0.3%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue	No Opt. Call	Aa2	1,822,749
	Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%,
	7/01/46 - AMBAC Insured
	California - 18.8%
11,000	Alhambra Unified School District, Los Angeles County, California, General	No Opt. Call	AA	4,516,600
	Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41
	- AGC Insured
4,245	Anaheim City School District, Orange County, California, General	No Opt. Call	AA	2,944,884
	Obligation Bonds, Election 2002 Series 2007, 0.010%, 8/01/31 - AGM
	Insured
	Anaheim Public Financing Authority, California, Lease
	Revenue Bonds, Public Improvement Project, Series 1997C:
2,840	0.000%, 9/01/30 - AGM Insured	No Opt. Call	AA	2,083,821
5,760	0.000%, 9/01/35 - AGM Insured	No Opt. Call	AA	3,250,368
6,740	0.000%, 9/01/35 - AGM Insured, (ETM)	No Opt. Call	AA (4)	3,975,387
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area	4/23 at 100.00	A1 (4)	3,029,220
	Toll Bridge, Series 2013S-4, 5.000%, 4/01/38, (Pre-refunded 4/01/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$120	California County Tobacco Securitization Agency, Tobacco Settlement	6/30 at 100.00	BBB+	$97,430
	Asset-Backed Bonds, Los Angeles County Securitization Corporation,
	Series 2020A, 4.000%, 6/01/49
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint	7/23 at 100.00	AA- (4)	2,341,162
	Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
	7/01/23)
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital	11/23 at 100.00	Aa3	1,655,069
	Projects, Series 2013I, 5.000%, 11/01/38
5,490	California State, General Obligation Bonds, Refunding Various Purpose	4/32 at 100.00	N/R	5,107,237
	Series 2022, 4.000%, 4/01/42
2,645	Cypress Elementary School District, Orange County, California, General	No Opt. Call	AA	1,599,537
	Obligation Bonds, Series 2009A, 0.010%, 5/01/34 - AGM Insured
2,440	Eureka Unified School District, Humboldt County, California, General	No Opt. Call	AA	2,038,352
	Obligation Bonds, Series 2002, 0.000%, 8/01/27 - AGM Insured
	Folsom Cordova Unified School District, Sacramento
	County, California, General Obligation Bonds, School
	Facilities Improvement District 4, Series 2007A:
3,290	0.000%, 10/01/24 - NPFG Insured	No Opt. Call	Aa2	3,069,932
2,275	0.000%, 10/01/28 - NPFG Insured	No Opt. Call	Aa2	1,789,629
6,080	Golden State Tobacco Securitization Corporation, California, Enhanced	No Opt. Call	Aa3 (4)	5,012,352
	Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
	0.010%, 6/01/28 - AMBAC Insured, (ETM)
6,060	Grossmont Union High School District, San Diego County, California,	No Opt. Call	Aa2	5,487,936
	General Obligation Bonds, Series 2006, 0.010%, 8/01/25 - NPFG
	Insured
1,495	Huntington Beach Union High School District, Orange County, California,	No Opt. Call	Aa2	949,355
	General Obligation Bonds, Series 2007, 0.000%, 8/01/33 - FGIC Insured
4,055	Kern Community College District, California, General Obligation Bonds,	No Opt. Call	Aa2	3,316,990
	Series 2003A, 0.000%, 3/01/28 - FGIC Insured
1,000	Moreno Valley Unified School District, Riverside County, California,	No Opt. Call	A+	972,910
	General Obligation Bonds, Refunding Series 2007, 0.010%, 8/01/23 -
	NPFG Insured
3,480	Mount San Antonio Community College District, Los Angeles County,	8/35 at 100.00	Aa1	2,930,473
	California, General Obligation Bonds, Election of 2008, Series 2013A,
	0.000%, 8/01/43
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay	No Opt. Call	A	520,947
	Contracts, Series 2009C, 6.500%, 11/01/39
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California,	No Opt. Call	AA	7,924,482
	General Obligation Bonds, Election 2002, Series 2007C, 0.000%,
	8/01/32 - AGM Insured
1,250	Ontario International Airport Authority, California, Revenue Bonds, Series	5/31 at 100.00	AA	1,278,550
	2021A, 5.000%, 5/15/46 - AGM Insured
1,195	Palmdale School District, Los Angeles County, California, General	No Opt. Call	AA	971,105
	Obligation Bonds, Series 2003, 0.000%, 8/01/28 - AGM Insured
	Palomar Pomerado Health, California, General Obligation
	Bonds, Capital Appreciation, Election of 2004, Series
	2007A:
4,620	0.000%, 8/01/24 - NPFG Insured	No Opt. Call	A2	4,297,801
3,000	0.000%, 8/01/25 - NPFG Insured	No Opt. Call	A2	2,674,980
8,790	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los	No Opt. Call	AA-	6,568,591
	Medanos Community Development Project, Series 1999, 0.010%,
	8/01/29 - AMBAC Insured

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$12,240	Placentia-Yorba Linda Unified School District, Orange County, California,	No Opt. Call	A1 (4)	$7,669,829
	Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC
	Insured, (ETM)
1,500	Placer Union High School District, Placer County, California, General	No Opt. Call	AA	992,745
	Obligation Bonds, Series 2004C, 0.000%, 8/01/32 - AGM Insured
	Poway Unified School District, San Diego County, California,
	General Obligation Bonds, School Facilities Improvement
	District 2007-1, Election 2008 Series 2009A:
8,000	0.000%, 8/01/32	No Opt. Call	Aa2	5,397,600
8,000	0.010%, 8/01/33	No Opt. Call	Aa2	5,123,440
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds,	No Opt. Call	A+	2,210,616
	Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%,
	4/01/35 - NPFG Insured
2,755	Sacramento City Unified School District, Sacramento County, California,	No Opt. Call	A2	2,496,967
	General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
3,510	San Diego Association of Governments, California, South Bay Expressway	7/27 at 100.00	A	3,658,578
	Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42
	San Diego County Regional Airport Authority, California,
	Airport Revenue Bonds, Subordinate Series 2019B:
1,210	5.000%, 7/01/38, (AMT)	7/29 at 100.00	A+	1,224,629
1,305	5.000%, 7/01/39, (AMT)	7/29 at 100.00	A+	1,316,419
4,325	San Francisco City and County Public Utilities Commission, California,	11/24 at 100.00	Aa2 (4)	4,489,004
	Water Revenue Bonds, WSIP, Series 2017A, 5.000%, 11/01/42, (Pre-
	refunded 11/01/24)
2,110	Sierra Sands Unified School District, Kern County, California, General	No Opt. Call	AA	1,655,211
	Obligation Bonds, Election of 2006, Series 2006A, 0.010%, 11/01/28 -
	FGIC Insured
6,025	Simi Valley Unified School District, Ventura County, California, General	No Opt. Call	AA	4,385,959
	Obligation Bonds, Election of 2004 Series 2007C, 0.000%, 8/01/30
1,150	Woodside Elementary School District, San Mateo County, California,	No Opt. Call	AAA	838,131
	General Obligation Bonds, Election of 2005, Series 2007, 0.010%,
	10/01/30 - AMBAC Insured
163,315	Total California			121,864,228
	Colorado - 6.8%
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue	No Opt. Call	N/R	500,355
	Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A
150	Colorado Health Facilities Authority, Colorado, Revenue Bonds,	8/29 at 100.00	BBB+	124,612
	CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
	Colorado Health Facilities Authority, Colorado, Revenue
	Bonds, CommonSpirit Health, Series 2019A-2:
1,600	5.000%, 8/01/44	8/29 at 100.00	BBB+	1,552,400
540	4.000%, 8/01/49	8/29 at 100.00	BBB+	432,956
5,000	Colorado School of Mines Board of Trustees, Golden, Colorado,	12/27 at 100.00	A+	5,149,050
	Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47
2,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding	11/30 at 100.00	AA+	1,813,240
	Series 2020A, 4.000%, 11/15/45
	Colorado State, Certificates of Participation, Rural Series
	2020A:
3,135	4.000%, 12/15/37	12/30 at 100.00	Aa2	2,942,386
445	4.000%, 12/15/38	12/30 at 100.00	Aa2	411,402
1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Series 11/32 at 100.00		N/R	1,500,240
	2022A, 5.000%, 11/15/47, (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,805	Denver City and County, Colorado, Airport System Revenue Bonds,	11/23 at 100.00	A+	$5,818,235
	Subordinate Lien Series 2013B, 5.000%, 11/15/43
	E-470 Public Highway Authority, Colorado, Senior Revenue
	Bonds, Series 2000B:
5,140	0.000%, 9/01/24 - NPFG Insured	No Opt. Call	A	4,783,387
8,350	0.010%, 9/01/29 - NPFG Insured	No Opt. Call	A	6,259,411
1,295	0.000%, 9/01/32 - NPFG Insured	No Opt. Call	A	830,017
4,475	0.000%, 9/01/33 - NPFG Insured	No Opt. Call	A	2,708,986
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series	9/26 at 54.77	A	5,578,375
	2006A, 0.010%, 9/01/38 - NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue
	Bonds, Series 2020A:
715	5.000%, 9/01/36	9/30 at 100.00	A	761,761
1,095	5.000%, 9/01/40	9/24 at 100.00	A	1,112,400
	Park Creek Metropolitan District, Colorado, Senior Limited
	Property Tax Supported Revenue Bonds, Refunding Series
	2015A:
1,000	5.000%, 12/01/33	12/25 at 100.00	A	1,022,880
620	5.000%, 12/01/35	12/25 at 100.00	A	632,530
55,865	Total Colorado			43,934,623
	Connecticut - 5.0%
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds,	7/31 at 100.00	N/R	1,159,260
	Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51
	Connecticut Health and Educational Facilities Authority,
	Revenue Bonds, Trinity College, Series 2021S:
3,000	4.000%, 6/01/46	12/31 at 100.00	A+	2,534,160
1,600	4.000%, 6/01/51	12/31 at 100.00	A+	1,322,704
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds,	6/26 at 100.00	AA-	1,000,200
	Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
1,395	Connecticut Health and Educational Facilities Authority, Revenue	1/24 at 100.00	AA-	1,351,839
	Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
	(Mandatory Put 7/01/24)
5,100	Connecticut State, General Obligation Bonds, Green Series 2014G,	11/24 at 100.00	Aa3	5,256,927
	5.000%, 11/15/31
3,500	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,	No Opt. Call	Aa3	3,698,310
	6/15/26
	Connecticut State, Special Tax Obligation Bonds,
	Transportation Infrastructure Purposes Series 2013A:
3,475	5.000%, 10/01/30	10/23 at 100.00	AA-	3,531,191
2,490	5.000%, 10/01/33	10/23 at 100.00	AA-	2,525,582
1,625	Connecticut State, Special Tax Obligation Bonds, Transportation	9/24 at 100.00	AA-	1,667,396
	Infrastructure Purposes, Series 2014A, 5.000%, 9/01/34
4,500	Connecticut State, Special Tax Obligation Bonds, Transportation	5/31 at 100.00	AA-	4,267,440
	Infrastructure Purposes, Series 2021A, 4.000%, 5/01/37
3,000	Hartford County Metropolitan District, Connecticut, Clean Water Project	11/24 at 100.00	Aa2 (4)	3,110,700
	Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
	11/01/42, (Pre-refunded 11/01/24)
750	University of Connecticut, General Obligation Bonds, Series 2015A,	3/26 at 100.00	Aa3	781,717
	5.000%, 3/15/31
33,435	Total Connecticut			32,207,426

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia - 2.3%
$2,710	Metropolitan Washington Airports Authority, D.C, Dulles Toll Road	10/29 at 100.00	A-	$2,338,052
	Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
	Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44
1,500	Metropolitan Washington Airports Authority, D.C, Dulles Toll Road	10/26 at 100.00	AA (4)	1,676,280
	Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
	Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
	10/01/26) - AGC Insured
2,000	Metropolitan Washington Airports Authority, D.C, Dulles Toll Road	10/28 at 100.00	A-	2,199,260
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
	Lien Series 2010B, 6.500%, 10/01/44
	Metropolitan Washington D.C. Airports Authority, Airport
	System Revenue Bonds, Refunding Series 2021A:
2,680	5.000%, 10/01/29, (AMT)	No Opt. Call	Aa3	2,819,307
2,115	5.000%, 10/01/46, (AMT)	10/31 at 100.00	Aa3	2,115,867
1,070	Washington Metropolitan Area Transit Authority, District of Columbia,	7/31 at 100.00	AA	937,545
	Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
2,500	Washington Metropolitan Area Transit Authority, District of Columbia,	7/30 at 100.00	AA	2,595,800
	Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
14,575	Total District of Columbia			14,682,111
	Florida - 3.0%
1,040	Broward County, Florida, Airport System Revenue Bonds, Series 2017,	10/27 at 100.00	A1	1,037,463
	5.000%, 10/01/47, (AMT)
3,690	Florida Development Finance Corporation, Florida, Surface Transportation	10/22 at 102.00	N/R	3,511,035
	Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
	2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A
7,000	Florida Development Finance Corporation, Revenue Bonds, Brightline	10/22 at 100.00	N/R	6,834,170
	Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
	(Mandatory Put 10/03/23), 144A
1,545	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities	10/27 at 100.00	A1	1,541,230
	Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/47,
	(AMT)
1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional	11/24 at 100.00	A2	1,493,460
	Health, Series 2015, 5.000%, 11/15/45
2,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better	7/25 at 100.00	AA	2,079,840
	Communities Program, Series 2013A, 5.000%, 7/01/30
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
	Center and Research Institute, Series 2020B:
2,705	4.000%, 7/01/45	7/30 at 100.00	A2	2,329,330
470	5.000%, 7/01/50	7/30 at 100.00	A2	466,033
19,950	Total Florida			19,292,561
	Georgia - 0.5%
3,665	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's	7/29 at 100.00	AA+	3,293,332
	Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
	Guam - 1.8%
7,250	Government of Guam, Business Privilege Tax Bonds, Refunding Series	11/25 at 100.00	BB	6,782,375
	2015D, 5.000%, 11/15/39
1,740	Guam Government Waterworks Authority, Water and Wastewater System	7/23 at 100.00	A-	1,756,130
	Revenue Bonds, Series 2013, 5.250%, 7/01/25
1,460	Guam Government Waterworks Authority, Water and Wastewater System	7/26 at 100.00	A-	1,472,556
	Revenue Bonds, Series 2016, 5.000%, 1/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam (continued)
$1,875	Guam Power Authority, Revenue Bonds, Refunding Series 2022A, 5.000%,	10/32 at 100.00	N/R	$1,877,212
	10/01/41
12,325	Total Guam			11,888,273
	Hawaii - 0.1%
645	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,	7/30 at 100.00	Aa3	606,365
	7/01/35, (AMT)
	Idaho - 1.5%
10,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health	3/24 at 100.00	A-	9,857,800
	System Project, Series 2014A, 5.000%, 3/01/44
	Illinois - 8.7%
3,615	Board of Trustees of Southern Illinois University, Housing and Auxiliary	No Opt. Call	Baa2	3,538,796
	Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/23 - NPFG
	Insured
2,050	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax	4/27 at 100.00	A-	2,136,633
	Revenue Bonds, Series 2016, 6.000%, 4/01/46
1,790	Chicago Board of Education, Illinois, General Obligation Bonds,	12/27 at 100.00	BB	1,810,961
	Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
725	Chicago Board of Education, Illinois, General Obligation Bonds,	12/26 at 100.00	BB	768,660
	Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
3,900	Chicago Board of Education, Illinois, General Obligation Bonds, Series	No Opt. Call	Baa2	2,903,823
	1999A, 0.000%, 12/01/28 - FGIC Insured
55	Chicago Board of Education, Illinois, Unlimited Tax General Obligation	No Opt. Call	Baa2	41,026
	Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 -
	FGIC Insured
880	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series	1/27 at 100.00	BBB+	910,448
	2017A, 6.000%, 1/01/38
520	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of	7/23 at 100.00	A-	528,294
	Chicago, Series 2013A, 6.000%, 7/01/43
6,200	Illinois State, General Obligation Bonds, Refunding September Series	No Opt. Call	BBB	6,269,874
	2018B, 5.000%, 10/01/23
2,500	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien	1/32 at 100.00	N/R	2,224,700
	Series 2021A, 4.000%, 1/01/46
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois,	No Opt. Call	Aa3	981,050
	General Obligation Bonds, Series 2006, 0.000%, 5/01/23 - AGM Insured
1,000	Kendall, Kane, and Will Counties Community Unit School District 308	No Opt. Call	A2	954,010
	Oswego, Illinois, General Obligation Bonds, Series 2008, 0.010%,
	2/01/24 - AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois,
	Revenue Bonds, McCormick Place Expansion Project,
	Series 2002A:
1,720	0.000%, 12/15/29 - NPFG Insured	No Opt. Call	BBB+	1,234,926
765	0.000%, 6/15/30	No Opt. Call	BBB+	534,903
45	0.000%, 6/15/30, (ETM)	No Opt. Call	N/R (4)	33,960
2,500	0.000%, 12/15/30 - NPFG Insured	No Opt. Call	BBB+	1,699,750
17,195	0.010%, 12/15/31 - NPFG Insured	No Opt. Call	BBB+	11,035,923
1,350	0.010%, 6/15/35 - NPFG Insured	No Opt. Call	BBB+	702,081
15,000	0.010%, 12/15/36 - NPFG Insured	No Opt. Call	BBB+	7,133,400
2,000	0.000%, 6/15/37 - NPFG Insured	No Opt. Call	BBB+	921,780
9,370	0.000%, 6/15/39 - NPFG Insured	No Opt. Call	BBB+	3,808,530
5,000	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series	3/25 at 100.00	A	5,178,250
	2015, 5.000%, 3/01/28

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$620	University of Illinois, Health Services Facilities System Revenue Bonds,	10/23 at 100.00	A-	$634,489
	Series 2013, 6.000%, 10/01/42
79,800	Total Illinois			55,986,267
	Indiana - 2.2%
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks	No Opt. Call	AA	1,163,744
	Project, Series 2008B, 0.000%, 6/01/30 - AGM Insured
2,040	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity	6/25 at 100.00	AA	2,057,667
	Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
5,060	Indiana Finance Authority, Hospital Revenue Bonds, Marion General	7/30 at 100.00	N/R	4,321,999
	Hospital Project, Series 2020A, 4.000%, 7/01/45
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA	10/24 at 100.00	AA	5,072,200
	Authority Project, Series 2015A, 5.000%, 10/01/45
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,	No Opt. Call	AA	954,640
	0.000%, 2/01/24 - AMBAC Insured
1,000	Zionsville Community Schools Building Corporation, Boone County,	No Opt. Call	AA	800,660
	Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 - AGM
	Insured
15,700	Total Indiana			14,370,910
	Iowa - 0.2%
1,165	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,	12/29 at 103.00	N/R	1,054,966
	Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
	12/01/50, (Mandatory Put 12/01/42)
	Kentucky - 0.1%
805	Kentucky Public Transportation Infrastructure Authority, Toll Revenue	7/31 at 100.00	Baa2	866,405
	Bonds, Downtown Crossing Project, Convertible Capital Appreciation
	First Tier Series 2013C, 0.000%, 7/01/43
	Louisiana - 0.3%
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax	12/27 at 100.00	AA	1,954,561
	Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
	Massachusetts - 5.7%
	Massachusetts Development Finance Agency, Revenue
	Bonds, Boston University, Series 2016BB-1:
10,000	4.000%, 10/01/46	10/26 at 100.00	N/R	8,894,900
2,230	5.000%, 10/01/46	10/26 at 100.00	AA-	2,288,248
3,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup	7/28 at 100.00	A	2,979,750
	Issue, Series 2018J-2, 5.000%, 7/01/43
4,600	Massachusetts Development Finance Agency, Revenue Bonds, Olin	11/23 at 100.00	A	4,617,342
	College, Series 2013E, 5.000%, 11/01/43
4,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners	7/23 at 100.00	AA- (4)	4,561,020
	HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
	7/01/23)
600	Massachusetts Development Finance Agency, Revenue Bonds, UMass	7/27 at 100.00	A-	489,468
	Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
	7/01/37
5,950	Massachusetts School Building Authority, Dedicated Sales Tax Revenue	2/26 at 100.00	AA+ (4)	6,292,779
	Bonds, Subordinated Series 2019A, 5.000%, 2/15/49, (Pre-refunded
	2/15/26)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts State, Transportation Fund Revenue Bonds,
	Rail Enhancement & Accelerated Bridge Programs, Series
	2017A:
$2,115	5.000%, 6/01/42	6/27 at 100.00	AA+	$2,188,560
2,415	5.000%, 6/01/47	6/27 at 100.00	AA+	2,469,434
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal	1/23 at 100.00	AAA	1,002,170
	Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30
	University of Massachusetts Building Authority, Project
	Revenue Bonds, Senior Series 2014-1:
255	5.000%, 11/01/39, (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	264,149
480	5.000%, 11/01/39	11/24 at 100.00	AA	491,131
210	5.000%, 11/01/39, (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	217,535
220	5.000%, 11/01/39, (Pre-refunded 11/01/24)	11/24 at 100.00	N/R (4)	227,894
37,575	Total Massachusetts			36,984,380
	Michigan - 0.7%
385	Michigan State Building Authority, Revenue Bonds, Facilities Program,	10/25 at 100.00	Aa2	396,804
	Refunding Series 2015-I, 5.000%, 4/15/38
4,000	Michigan State Building Authority, Revenue Bonds, Facilities Program,	10/26 at 100.00	Aa2	4,185,160
	Refunding Series 2016-I, 5.000%, 4/15/35
4,385	Total Michigan			4,581,964
	Missouri - 2.1%
7,000	Kansas City Industrial Development Authority, Missouri, Airport	3/29 at 100.00	A2	6,843,690
	Special Obligation Bonds, Kansas City International Airport Terminal
	Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
	Kansas City Municipal Assistance Corporation, Missouri,
	Leasehold Revenue Bonds, Improvement Series 2004B-1:
1,165	0.010%, 4/15/23 - AMBAC Insured	No Opt. Call	AA	1,145,498
5,000	0.000%, 4/15/30 - AMBAC Insured	No Opt. Call	AA-	3,778,600
2,000	Missouri Health and Educational Facilities Authority, Health Facilities	11/23 at 100.00	A2	1,998,440
	Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38
15,165	Total Missouri			13,766,228
	Nebraska - 1.0%
	Douglas County Hospital Authority 3, Nebraska, Health
	Facilities Revenue Bonds, Nebraska Methodist Health
	System, Refunding Series 2015:
545	4.125%, 11/01/36	11/25 at 100.00	A	514,038
2,700	5.000%, 11/01/45	11/25 at 100.00	A	2,659,311
	Madison County Hospital Authority 1, Nebraska, Hospital
	Revenue Bonds, Faith Regional Health Services Project,
	Series 2018:
250	5.000%, 7/01/26	7/25 at 100.00	BBB	256,175
305	5.000%, 7/01/27	7/25 at 100.00	BBB	311,622
500	Platte County School District 001, Columbus Public Schools, Nebraska,	6/24 at 100.00	Aa3 (4)	515,270
	General Obligation Bonds, School Building Series 2014, 5.000%,
	12/15/39, (Pre-refunded 6/15/24)
2,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program	7/31 at 100.00	Aa1	2,090,260
	Bonds, Green Series 2021B, 5.000%, 7/15/51
6,300	Total Nebraska			6,346,676
	Nevada - 0.7%
1,710	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional	9/27 at 100.00	A-	1,695,670
	Healthcare Project, Series 2017A, 5.000%, 9/01/37

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$3,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds,	12/24 at 100.00	Aa1	$3,084,480
	Refunding Series 2015, 5.000%, 6/01/34
4,710	Total Nevada			4,780,150
	New Hampshire - 0.4%
2,250	New Hampshire Business Finance Authority, Solid Waste Disposal	No Opt. Call	A-	2,217,150
	Revenue Bonds, Waste Management Inc. Project, Series 2003, 3.125%,
	8/01/24, (AMT)
	New Jersey - 5.6%
3,495	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue	1/24 at 100.00	A+	3,522,331
	Bonds, Series 2013, 5.000%, 1/01/37
940	New Jersey Economic Development Authority, Private Activity Bonds, The	1/24 at 100.00	AA	942,190
	Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
	AGM Insured, (AMT)
3,230	New Jersey Economic Development Authority, Revenue Bonds, New	No Opt. Call	Baa1	3,281,389
	Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
	5.000%, 11/01/23
2,000	New Jersey Economic Development Authority, School Facilities	12/26 at 100.00	Baa1 (4)	2,171,580
	Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
	refunded 12/15/26)
	New Jersey Health Care Facilities Financing Authority,
	Revenue Bonds, University Hospital Issue, Refunding Series
	2015A:
305	5.000%, 7/01/28 - AGM Insured	7/25 at 100.00	AA	315,126
260	5.000%, 7/01/29 - AGM Insured	7/25 at 100.00	AA	268,492
	New Jersey Transportation Trust Fund Authority,
	Transportation System Bonds, Refunding Series 2006C:
4,900	0.010%, 12/15/28 - AMBAC Insured	No Opt. Call	Baa1	3,744,433
35,000	0.010%, 12/15/34 - AGM Insured	No Opt. Call	AA	19,784,450
2,000	New Jersey Transportation Trust Fund Authority, Transportation System	6/25 at 100.00	Baa1	2,054,280
	Bonds, Series 2015AA, 5.250%, 6/15/29
52,130	Total New Jersey			36,084,271
	New Mexico - 0.9%
1,000	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,	7/30 at 100.00	AA	892,630
	Series 2020, 4.000%, 7/01/43
1,000	Farmington Municipal School District 5, San Juan County, New Mexico,	9/25 at 100.00	Aa3	1,041,600
	General Obligation Bonds, School Building Series 2015, 5.000%,
	9/01/28
3,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue	10/22 at 100.00	N/R	3,005,460
	Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
1,035	University of New Mexico, Revenue Bonds, Refunding & Improvement	6/26 at 100.00	AA-	1,051,156
	Subordinate Lien Series 2016A, 4.500%, 6/01/36
6,035	Total New Mexico			5,990,846
	New York - 2.6%
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue	No Opt. Call	A3	2,048,620
	Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%,
	11/15/48, (Mandatory Put 11/15/24)
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue	11/22 at 100.00	A3	1,101,551
	Bonds, Refunding Series 2002D-1, 5.000%, 11/01/27
90	Metropolitan Transportation Authority, New York, Transportation Revenue	11/22 at 100.00	N/R (4)	90,183
	Bonds, Refunding Series 2012F, 5.000%, 11/15/26, (Pre-refunded
	11/15/22)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,260	New York City Municipal Water Finance Authority, New York, Water and	6/25 at 100.00	AA+	$1,296,439
	Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
	Series HH, 5.000%, 6/15/37
10,000	New York State Urban Development Corporation, State Personal Income	9/30 at 100.00	AA+	8,969,100
	Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45
2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds,	8/32 at 100.00	N/R	2,565,975
	Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT)
1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal	No Opt. Call	B-	983,120
	2017 Series B, 5.000%, 6/01/24
17,950	Total New York			17,054,988
	Ohio - 0.8%
690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco	6/30 at 100.00	BBB+	563,261
	Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
	2020A-2 Class 1, 4.000%, 6/01/48
1,020	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco	6/30 at 100.00	N/R	858,054
	Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
	2020B-2 Class 2, 5.000%, 6/01/55
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue	No Opt. Call	N/R	218,920
	Bonds, FirstEnergy Generation Corporation Project, Refunding Series
	2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
3,685	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre	2/23 at 100.00	Aa3 (4)	3,707,368
	Commission Infrastructure Projects, Junior Lien, Current Interest Series
	2013A-1, 5.000%, 2/15/48, (Pre-refunded 2/15/23)
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds,	No Opt. Call	N/R	3,750
	FirstEnergy Nuclear Generating Corporation Project, Refunding Series
	2005B, 4.000%, 1/01/34 (5)
8,645	Total Ohio			5,351,353
	Oklahoma - 0.2%
1,230	Oklahoma Development Finance Authority, Health System Revenue	8/28 at 100.00	Baa3	1,049,940
	Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
	Oregon - 3.0%
1,505	Beaverton School District 48J, Washington and Multnomah Counties,	6/27 at 100.00	AA+	1,575,946
	Oregon, General Obligation Bonds, Convertible Deferred Interest Series
	2017D, 5.000%, 6/15/36
1,000	Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%,	6/30 at 100.00	Aa3	993,530
	6/01/37
60	Clackamas Community College District, Oregon, General Obligation	6/27 at 100.00	Aa1	62,410
	Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
	Clackamas County Hospital Facility Authority, Oregon,
	Senior Living Revenue Bonds, Willamette View Project,
	Series 2017A:
515	4.000%, 11/15/23	No Opt. Call	N/R	513,038
500	5.000%, 11/15/52	11/25 at 102.00	N/R	451,855
1,000	Lake Oswego, Oregon, General Obligation Bonds, Series 2013, 5.000%,	6/23 at 100.00	AAA	1,012,350
	6/01/26
385	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,	No Opt. Call	BB+	385,254
	Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/22
3,000	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A,	7/27 at 100.00	Aa2 (4)	3,067,320
	4.000%, 7/01/41, (Pre-refunded 7/01/27)
2,000	Oregon Facilities Authority, Revenue Bonds, Willamette University,	10/26 at 100.00	BBB	2,002,340
	Refunding Series 2016B, 5.000%, 10/01/40

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$5,325	Oregon Health and Science University, Revenue Bonds, Green Series	1/32 at 100.00	N/R	$4,783,234
	2021A, 4.000%, 7/01/44
750	Washington and Clackamas Counties School District 23J Tigard-Tualatin,	6/27 at 100.00	AA+	797,940
	Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
	Yamhill County, Oregon, Revenue Bonds, George Fox
	University Project, Refunding Series 2021:
1,500	4.000%, 12/01/36	12/31 at 100.00	N/R	1,347,060
2,725	4.000%, 12/01/41	12/31 at 100.00	N/R	2,347,697
20,265	Total Oregon			19,339,974
	Pennsylvania - 1.1%
1,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution	4/31 at 100.00	N/R	1,117,035
	Control Revenue Refunding Bonds, FirstEnergy Generation Project,
	Series 2008B, 3.750%, 10/01/47
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,	6/26 at 100.00	Aa3	5,160,250
	State System of Higher Education, Refunding Series 2016AT-1, 5.000%,
	6/15/31
750	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer	9/30 at 100.00	AA	575,775
	System Revenue Bonds, First Lien Series 2020B, 3.000%, 9/01/40 - AGM
	Insured
7,250	Total Pennsylvania			6,853,060
	Puerto Rico - 2.0%
945	Puerto Rico Highway and Transportation Authority, Highway Revenue	No Opt. Call	N/R	924,522
	Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax
	Revenue Bonds, Restructured 2018A-1:
3,550	4.750%, 7/01/53	7/28 at 100.00	N/R	3,040,788
3,560	5.000%, 7/01/58	7/28 at 100.00	N/R	3,151,668
6,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,	7/28 at 100.00	N/R	5,630,755
	Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
14,555	Total Puerto Rico			12,747,733
	South Carolina - 0.4%
1,500	Richland County School District 2, South Carolina, General Obligation	5/23 at 100.00	Aa1 (4)	1,498,755
	Bonds, Refunding Series 2012B, 3.050%, 5/01/27, (Pre-refunded
	5/01/23)
1,270	South Carolina Transportation Infrastructure Bank, Revenue Bonds,	10/24 at 100.00	Aa3	1,242,593
	Refunding Series 2015A, 2.900%, 10/01/25
2,770	Total South Carolina			2,741,348
	South Dakota - 0.2%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds,	11/25 at 100.00	AA-	1,009,700
	Sanford Health, Series 2015, 5.000%, 11/01/35
	Tennessee - 0.9%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee,	1/23 at 100.00	BBB+ (4)	798,872
	Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
	1/01/45, (Pre-refunded 1/01/23)
5,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue	7/30 at 100.00	A2	4,978,950
	Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
5,795	Total Tennessee			5,777,822

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas - 7.5%
$4,675	Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee	6/25 at 100.00	AA+ (4)	$4,889,629
	Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46, (Pre-
	refunded 6/15/25)
	Central Texas Regional Mobility Authority, Revenue Bonds,
	Senior Lien, Series 2015A:
110	5.000%, 1/01/33, (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	114,830
85	5.000%, 1/01/34, (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	88,732
240	5.000%, 1/01/35, (Pre-refunded 7/01/25)	7/25 at 100.00	A- (4)	250,539
15,765	Grand Parkway Transportation Corporation, Texas, System Toll Revenue	10/23 at 100.00	A+ (4)	16,121,762
	Bonds, Frst Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded 10/01/23)
1,160	Harris County Cultural Education Facilities Finance Corporation, Texas,	6/25 at 100.00	AA	1,160,151
	Revenue Bonds, Houston Methodist Hospital System, Series 2015,
	5.000%, 12/01/45
2,500	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding	10/27 at 100.00	AAA	2,461,575
	Series 2017A, 4.000%, 10/01/35
	Harris County-Houston Sports Authority, Texas, Revenue
	Bonds, Junior Lien Series 2001H:
520	0.000%, 11/15/24 - NPFG Insured	No Opt. Call	Baa2	469,820
110	0.000%, 11/15/24 - NPFG Insured, (ETM)	No Opt. Call	Baa2 (4)	102,289
2,935	0.000%, 11/15/30 - NPFG Insured	No Opt. Call	Baa2	1,935,662
480	0.000%, 11/15/30 - NPFG Insured, (ETM)	No Opt. Call	Baa2 (4)	354,691
1,405	0.000%, 11/15/32 - NPFG Insured	11/31 at 94.05	Baa2	816,473
2,510	0.000%, 11/15/36 - NPFG Insured	11/31 at 73.51	Baa2	1,116,197
12,480	0.010%, 11/15/41 - NPFG Insured	11/31 at 53.78	Baa2	3,970,138
	Harris County-Houston Sports Authority, Texas, Revenue
	Bonds, Third Lien Series 2004A-3:
2,235	0.000%, 11/15/32 - NPFG Insured	11/24 at 62.71	Baa2	1,250,661
4,230	0.000%, 11/15/35 - NPFG Insured	11/24 at 52.47	Baa2	1,972,872
	Harris County-Houston Sports Authority, Texas, Special
	Revenue Bonds, Refunding Senior Lien Series 2001A:
3,045	0.000%, 11/15/34 - NPFG Insured	11/30 at 78.27	AA	1,611,749
8,110	0.000%, 11/15/38 - NPFG Insured	11/30 at 61.17	AA	3,268,898
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,	No Opt. Call	A	533,905
	Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 -
	AMBAC Insured
430	Mission Economic Development Corporation, Texas, Revenue Bonds,	10/22 at 104.00	BB-	424,242
	Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
	144A
	North Texas Tollway Authority, System Revenue Bonds,
	Refunding First Tier Capital Appreciation Series 2008I:
290	6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured	1/25 at 100.00	AA (4)	307,812
2,000	6.500%, 1/01/43, (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	2,133,460
1,025	North Texas Tollway Authority, System Revenue Bonds, Refunding First	1/23 at 100.00	A+ (4)	1,029,510
	Tier, Series 2015B, 5.000%, 1/01/40, (Pre-refunded 1/01/23)
200	Tarrant County Cultural Education Facilities Finance Corporation, Texas,	5/26 at 100.00	AA-	179,038
	Hospital Revenue Bonds, Scott & White Healthcare Project, Series
	2016A, 4.000%, 11/15/42
2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,	No Opt. Call	A	2,155,721
	First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
69,525	Total Texas			48,720,356

NXP	Nuveen Select Tax-Free Income Portfolio (continued)
Portfolio of Investments September 30, 2022
(Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virgin Islands - 0.3%
$1,645	Matching Fund Special Purpose Securitization Corporation, Virgin Islands,	10/32 at 100.00	N/R	$1,650,889
	Revenue Bonds, Series 2022A, 5.000%, 10/01/39
	Virginia - 0.5%
3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue	7/28 at 100.00	BBB+	3,436,965
	Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (6)
	Washington - 5.3%
5,985	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series	4/29 at 100.00	AA-	5,991,643
	2019, 5.000%, 4/01/44, (AMT)
860	Snohomish County School District 306 Lakewood, Washington, General	6/24 at 100.00	Aaa	884,131
	Obligation Bonds, Series 2014, 5.000%, 12/01/28
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence	10/22 at 100.00	AA-	4,000,400
	Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence	10/24 at 100.00	AA-	5,028,500
	Health & Services, Series 2014D, 5.000%, 10/01/38
8,390	Washington State Convention Center Public Facilities District, Lodging Tax	7/31 at 100.00	Baa1	6,198,868
	Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
	7/01/58
5,710	Washington State, General Obligation Bonds, Various Purpose Series	2/25 at 100.00	Aaa	5,872,107
	2015B, 5.000%, 2/01/37
2,060	Washington State, General Obligation Bonds, Various Purpose Series	8/25 at 100.00	Aaa	2,126,600
	2016A-1, 5.000%, 8/01/39
2,535	Washington State, General Obligation Bonds, Various Purpose Series	8/26 at 100.00	Aaa	2,643,295
	2017A, 5.000%, 8/01/38
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,	No Opt. Call	Aaa	1,749,084
	Series 2003F, 0.010%, 12/01/27 - NPFG Insured
36,655	Total Washington			34,494,628
	West Virginia - 0.2%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds,	6/23 at 100.00	A (4)	1,523,070
	West Virginia United Health System Obligated Group, Refunding &
	Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
	Wisconsin - 1.1%
3,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds,	10/22 at 100.00	A3	3,289,770
	Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
3,855	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue 11/26 at 100.00		AA-	3,896,595
	Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%,
	12/01/41
7,145	Total Wisconsin			7,186,365
$768,920	Total Municipal Bonds (cost $635,817,353)			634,263,168

Shares	Description (1)	Value
	COMMON STOCKS - 1.1%
	Independent Power and Renewable Electricity Producers - 1.1%
96,774	Energy Harbor Corp (7),(8),(9)	$7,276,244
	Total Common Stocks (cost $2,699,742)	7,276,244
	Total Long-Term Investments (cost $638,517,095)	641,539,412
	Borrowings - (0.2)%	(1,100,000)
	Other Assets Less Liabilities - 1.1%	6,842,715
	Net Assets Applicable to Common Shares - 100%	$647,282,127

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

See accompanying notes to financial statements

Statement of Assets and Liabilities
September 30, 2022
(Unaudited)

	NIM	NXP
Assets
Long-term investments, at value†	$117,393,290	$641,539,412
Cash	345,822	93,012
Receivable for interest	1,288,265	6,680,659
Receivable for investments sold	960,000	7,402,224
Other assets	2,852	220,337
Total assets	119,990,229	655,935,644
Liabilities
Borrowings	–	1,100,000
Payable for dividends	274,027	2,034,227
Payable for investments purchased - regular settlement	25,851	5,041,539
Accrued expenses:
Management fees	45,999	101,747
Trustees fees	1,499	211,596
Other	63,241	164,408
Total liabilities	410,617	8,653,517
Net assets applicable to common shares	$119,579,612 $	647,282,127
Common shares outstanding	12,446,597	46,799,113
Net asset value ("NAV") per common share outstanding	9.61	13.83
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	124,466	467,991
Paid-in surplus	123,856,804	655,043,469
Total distributable earnings (loss)	(4,401,658)	(8,229,333)
Net assets applicable to common shares	119,579,612	647,282,127
Authorized shares:
Common	Unlimited	Unlimited
† Long-term investments, cost	$121,587,717	$638,517,095

See accompanying notes to financial statements.

Statement of Operations
September 30, 2022
(Unaudited)

	NIM	NXP
Investment Income
Interest	$2,028,276	$10,938,743
Total Investment Income	2,028,276	10,938,743
Expenses	–	–
Management fees	284,785	632,900
Shareholder servicing agent fees	1,435	16,210
Stock exchange listing fees	3,688	30,127
Investor relations expenses	3,214	17,743
Interest expense	1,381	4,728
Custodian expenses, net	27,565	44,639
Trustees fees	1,887	11,803
Professional fees	17,851	49,212
Shareholder reporting expenses	7,100	58,992
Other	6,442	6,671
Total expenses	355,348	873,025
Net investment income (loss)	1,672,928	10,065,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(223,595)	(4,881,058)
Change in net unrealized appreciation (depreciation) of investments	(7,913,605)	(53,375,532)
Net realized and unrealized gain (loss)	(8,137,200)	(58,256,590)
Net increase (decrease) in net assets applicable to common shares from operations	$(6,464,272)	$(48,190,872)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

		NIM			NXP
	Unaudited			Unaudited
	Six Months Ended		Year Ended	Six Months Ended		Year Ended
	9/30/22		3/31/22	9/30/22		3/31/22
Operations
Net investment income (loss)	$1,672,928		$3,407,001	$10,065,718		$13,773,025
Net realized gain (loss) from investments	(223,595)		(27,479)	(4,881,058)		284,495
Change in net unrealized appreciation (depreciation) of
investments	(7,913,605)		(6,402,674)	(53,375,532)		(58,188,076)
Net increase (decrease) in net assets applicable to common shares
from operations	(6,464,272)		(3,023,152)	(48,190,872)		(44,130,556)
Distributions to Common Shareholders
Dividends	(1,624,281)		(3,370,399)	(12,776,157)		(13,184,768)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(1,624,281)		(3,370,399)	(12,776,157)		(13,184,768)
Capital Share Transactions
Common shares:
Fund Reorganization	—		—	—		494,258,300
Net proceeds from shares issued to shareholders due to
reinvestment of distributions	—		13,475	—		215,256
	–		13,475	–		–
Net increase (decrease) in net assets from applicable to common
shares from Fund share transactions	—		13,475	—		494,473,556
Net increase (decrease) in net assets applicable to common shares	(8,088,553)		(6,380,076)	(60,967,029)		437,158,232
Net assets applicable to common shares at the beginning of the
period	127,668,165		134,048,241	708,249,156		271,090,924
Net assets applicable to common shares at the end of the period	$119,579,612		$127,668,165	$647,282,127		$708,249,156

See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights

The Funds' fiscal year end is March 31st.  The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

					Less Distributions to
		Investment Operations			Common Shareholders			Common Share
	Beginning	Net	Net			From
	Common	Investment	Realized/			Accumulated			Ending
	Share	Income (NII)	Unrealized		From	Net Realized		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	NII	Gains	Total	NAV	Price
NIM
2023(d)	$10.26	$0.13	$(0.65)	$(0.52)	$(0.13)	$—	$(0.13)	$9.61	$8.86
2022	10.77	0.27	(0.51)	(0.24)	(0.27)	—	(0.27)	10.26	9.58
2021	10.44	0.29	0.41	0.70	(0.32)	(0.05)	(0.37)	10.77	10.68
2020	10.56	0.31	(0.11)	0.20	(0.32)	—	(0.32)	10.44	9.77
2019	10.34	0.33	0.21	0.54	(0.32)	—	(0.32)	10.56	9.96
2018	10.28	0.33	0.04	0.37	(0.31)	—	(0.31)	10.34	9.69
NXP
2023(d)	15.13	0.22	(1.25)	(1.03)	(0.27)	—	(0.27)	13.83	13.04
2022	16.34	0.43	(1.09)	(0.66)	(0.55)	—	(0.55)	15.13	14.43
2021	15.77	0.59	0.53	1.12	(0.55)	—	(0.55)	16.34	17.39
2020	15.51	0.58	0.23	0.81	(0.55)	—	(0.55)	15.77	14.97
2019	15.12	0.57	0.37	0.94	(0.55)	—	(0.55)	15.51	14.64
2018	15.00	0.56	0.11	0.67	(0.55)	—	(0.55)	15.12	14.02

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share			Ratios to Average
Total Returns			Net Assets
	Based	Ending		Net
Based	on	Net		Investment	Portfolio
on	Share	Assets		Income	Turnover
NAV(a)	Price(a)	(000)	Expenses(b)	(Loss)	Rate(c)
(5.10)%	(6.21)%	$119,580	0.57%(e)	2.68%(e)	14%
(2.31)	(7.98)	127,668	0.56	2.54	13
6.73	13.22	134,048	0.56	2.69	12
1.83	1.14	129,879	0.56	2.88	13
5.28	6.16	131,462	0.57	3.18	16
3.65	0.67	128,633	0.58	3.20	18
(6.86)	(7.84)	647,282	0.26 (e)	2.94 (e)	14
(4.24)	(14.16)	708,249	0.29	3.26	13
7.16	20.16	271,091	0.26	3.64	10
5.19	5.89	261,438	0.26	3.60	10
6.34	8.51	256,937	0.26	3.77	17
4.52	3.83	250,551	0.27	3.66	19

(b)	The expense ratios reflect, among other things, the interest expense and other costs related to borrowings (as described in Note 8 – Borrowing Arrangements) and/or the interest expense deemed to have been paid by the Fund in the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:
Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
	NIM	NXP
2023(d)	—(e),(f)%	—(e),(f)%
2022	—	—
2021	—	—
2020	—	—
2019	—	—
2018	—	—

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended September 30, 2022.
(e)	Annualized.
(f)	Value rounds to zero.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Select Maturities Municipal Fund (NIM)

• Nuveen Select Tax-Free Income Portfolio (NXP)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NIM and NXP were organized as Massachusetts business trusts on July 23, 1992 and January 29, 1992, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is September 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended September 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds.

Fund Reorganization

Effective prior to the opening of business on December 6, 2021, Nuveen Select Tax-Free Income Portfolio 2 (NXQ) and Nuveen Select Tax-Free Income Portfolio 3 (NXR) (the “Target Funds”) were reorganized into NXP (the “Acquiring Fund”) (the “Reorganization”).

For accounting and performance reporting purposes, the Acquiring Fund is the survivor.

Upon the closing of the Reorganization, the Target Funds transferred their assets to the Acquiring Fund in exchange for common shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Funds. The Target Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Target Funds became shareholders of the Acquiring Fund. Holders of common shares of the Target Funds received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Funds held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled).

Developments Regarding the Funds’ Control Share By-Law

On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit

As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Gross
Custodian Fee
Fund	Credits
NIM	$221
NXP	5,662

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.

Notes to Financial Statements (Unaudited) (continued)

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New Rules to Modernize Fund Valuation Framework Take Effect

A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU 2022-03")

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adoped by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to reiew by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NIM	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$–	$112,183,117	$–	$112,183,117
Common Stocks	–	4,954,663**	–	4,954,663
Asset-Backed and Mortgage-Backed Securities	–	255,510	–	255,510
Total	$–	$117,393,290	$–	$117,393,290

NXP	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$–	$634,263,168	$–	$634,263,168
Common Stocks	–	7,276,244**	–	7,276,244
Total	$–	$641,539,412	$–	$641,539,412

* Refer to the Fund's Portfolio of Investments for state and/or industry classifications.

** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

Notes to Financial Statements (Unaudited) (continued)

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

		Sales and
Fund	Purchases	Maturities
NIM	$17,465,558	$18,412,693
NXP	95,081,034	96,120,146

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/ delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts.  Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

5. Fund Shares

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

		NIM		NXP
	Six Months			Six Months
	Ended		Year Ended	Ended	Year Ended
	9/30/22		3/31/22	9/30/22	3/31/22
Common Shares:
Issued in the Reorganization	—		—	—	30,196,588
Issued to shareholders due to reinvestment of distributions	—		1,234	—	12,844

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds is subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

				Net
			Gross	Unrealized
		Gross Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
NIM	$121,535,626	$4,509,252	$(8,651,588)	$(4,142,336)
NXP	635,626,424	33,714,402	(27,801,414)	5,912,988

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized			Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Capital Loss	Late-Year Loss	Book-to-Tax
Fund	Income[1]	Income	Capital Gains	(Depreciation)	Carryforwards	Deferrals	Differences	Total
NIM	$192,677	$1,530	$—	$3,764,963	$(10,896)	$—	$(261,379)	$3,686,895
NXP	4,020,387	—	—	61,721,706	(10,875,037)	—	(2,129,360)	52,737,696

1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2022, and paid on April 1, 2022.

Notes to Financial Statements (Unaudited) (continued)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NIM	$—	$10,896	$10,896
NXP[1]	2,209,019	8,666,018	10,875,037

1 A portion of NXP’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

NIM
Average Daily Net Assets*	Fund-Level Fee Rate
For the first $125 million	0.3000%
For the next $125 million	0.2875
For the next $250 million	0.2750
For the next $500 million	0.2625
For the next $1 billion	0.2500
For the next $3 billion	0.2250
For managed assets over $5 billion	0.2125

The annual fund-level fee, payable monthly, for NXP is calculated according to the following schedule:
NXP
Average Daily Net Assets*	Fund-Level Fee Rate
For the first $125 million	0.5000%
For the next $125 million	0.0375
For the next $250 million	0.0250
For the next $500 million	0.0125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of September 30, 2022, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
NIM	0.1587%
NXP	0.1587%

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade'). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:

			Realized
Fund	Purchases	Sales	Gain (Loss)
NIM	$—	$—	$—
NXP	20,671,216	12,645,938	(1,460,041)

8. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

Maximum
Outstanding
Fund	Balance
NIM	$—
NXP	2,000,000

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

	Utilization	Average
	Period (Days	Daily Balance	Average Annual
Fund	Outstanding)	Outstanding	Interest Rate
NIM	—	$—	—%

Notes to Financial Statements (Unaudited) (continued)

	Utilization	Average
	Period (Days	Daily Balance	Average Annual
Fund	Outstanding)	Outstanding	Interest Rate
NXP	3	$1,700,000	3.28%

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations
(Unaudited)

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Select Maturities Municipal Fund (NIM)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NIM.

Nuveen Select Tax-Free Income Portfolio (NXP)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund common shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NXP.

Additional Fund Information

(Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A
	Boston, MA 02111		Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NIM	NXP
Common shares repurchased	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

S&P Municipal Bond Intermediate Index: An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

Annual Investment Management Agreement Approval Process

(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.

Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.

In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.

In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.

The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.

The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.

In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); and with respect to the Nuveen closed-end funds, managing leverage, monitoring asset coverage and seeking to promote an orderly secondary market.

The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.

In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.

In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and 2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:

•	Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process (Unaudited)

(continued)

•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
•	Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance (“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
•	Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
•	Risk Management and Valuation Services - continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
•	Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
•	Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
•	Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports;
•	Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds; and
•	with respect specifically to closed-end funds, such continuing services also included:

• • Leverage Management Services – continuing to actively manage the various forms of leverage utilized across the complex, including through committing resources and focusing on sourcing/structure development and bank provider management;

• • Capital Management, Market Intelligence and Secondary Market Services – ongoing capital management efforts which may include at times shelf offerings, tender offers, capital return programs and share repurchases as well as providing market data analysis to help understand closed-end fund ownership cycles and their impact on secondary market trading as well as to improve proxy solicitation efforts; and

• • Closed-end Fund Investor Relations Program – maintaining the closed-end fund investor relations program which, among other things, raises awareness, provides educational materials and cultivates advocacy for closed-end funds and the Nuveen closed-end fund product line.

The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.

The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.

The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds.

The Board’s determinations with respect to each Fund are summarized below.

For Nuveen Select Maturities Municipal Fund (the “Select Maturities Fund”), the Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile for the one-year period ended December 31, 2021 and outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2022 and outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2022. In its review, the Board noted that the Performance Peer Group was classified as low for relevancy. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen Select Tax-Free Income Portfolio (the “Select Tax-Free Income Fund”), the Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2021, the Fund ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2021 and outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended March 31, 2022 and ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2022. In its review, the Board noted that the Performance Peer Group was classified as low for relevancy.

Annual Investment Management Agreement Approval Process (Unaudited)

(continued)

Based on its review, the Board was generally satisfied with the Fund’s overall performance.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio (excluding investment-related costs of leverage) of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Select Maturities Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees (excluding leverage costs and leveraged assets) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Independent Board Members noted that (a) the Select Tax-Free Income Fund had a net management fee and a net expense ratio that were below the respective peer average; and (b) the Select Maturities Fund had a net management fee and a net expense ratio that were higher than the respective peer average. The Independent Board Members noted that the Select Maturities Fund’s net expense ratio was higher than the average of the Peer Universe primarily due to the odd composition of the Peer Universe which contained only one other fund, which was another Nuveen fund.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

3. Profitability of Fund Advisers

In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.

In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.

The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.

In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

Annual Investment Management Agreement Approval Process (Unaudited)

(continued)

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the Nuveen closed-end funds, the Independent Board Members noted that, although such funds may from time to time make additional share offerings, the growth of their assets would occur primarily through the appreciation of such funds’ investment portfolios. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.

Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board considered the compensation that an affiliate of the Adviser received for serving as co-manager in the initial public offerings of new closed-end funds and for serving as an underwriter on shelf offerings of existing closed-end funds.

In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

ESA-A-0922D 2557722-INV-B-11/23

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: December 6, 2022

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: December 6, 2022